UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21474

               OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                          Date of fiscal year end: JULY

                      Date of reporting period: 07/31/2006

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
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TOP TEN INDUSTRIES
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Tobacco Settlement Payments                                                21.7%
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General Obligation                                                         15.5
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Special Tax                                                                12.2
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Special Assessment                                                          6.8
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Municipal Leases                                                            5.5
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Gas Utilities                                                               5.1
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Water Utilities                                                             4.5
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  4.4
--------------------------------------------------------------------------------
Multifamily Housing                                                         3.3
--------------------------------------------------------------------------------
Hospital/Health Care                                                        3.2

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2006, and are based on the total market value of investments.

--------------------------------------------------------------------------------

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CREDIT ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                   35.2%
AA                     4.7
A                      7.5
BBB                   48.4
BB                     0.3
B                      0.6
Not Rated              3.3

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2006, and are dollar-weighted based on the total market value of investments. As of that date, no securities held by the Fund were rated lower than B. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

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             12 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JULY 31, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Across the past 12 months, Oppenheimer Limited Term California Municipal Fund maintained a stable share price, with the net asset value (NAV) for Class A shares remaining between $3.49 and $3.58. Simultaneously, the Fund continued its strategic role by offering investors more attractive yield than many other fixed-income alternatives during this report period. As of July 31, 2006, Oppenheimer Limited Term California Municipal Fund's Class A shares provided a 30-day distribution yield of 4.10% without sales charges. By comparison, AAA-rated securities with effective maturity of five years generated yield of approximately 3.65% on the same date. Compared with the average yield of 3.86% in Lipper's California Municipal Debt Funds category--which ranks 122 longer-term funds--Oppenheimer Limited Term California Municipal Fund offered a higher cash yield with reduced volatility and risk. 1

      The Fund's holdings represent a wide variety of industry sectors and credit qualities, and yields from this portfolio generated all of the Fund's positive total return for the period. Strong asset growth fueled the Fund's strategy of building diversification, and by the end of the report period the number of holdings in the Fund rose to 836, from 481 a year earlier. In the 12 months ended July 31, 2006, distributions totaled 15.5 cents per Class A share. Broad trends in the municipal market late in this report period created dividend pressure, and the Fund's monthly distribution rate, which had held steady at $0.013 per Class A share for the first 11 months of the year, was reduced to $0.012 per Class A share for the year's final distribution. Distributions for other share classes were adjusted accordingly. Investors should note that dividend reductions do not change the Fund's net asset value per share and that this dividend reduction was not the result of any material defaults of bonds in the Fund's portfolio.

      Across the municipal bond market, the difference between yields on lower-rated and higher-rated municipals securities decreased. This "credit spread tightening" occurred because the prices of most lower-rated municipal bonds rose while the prices of most high-grade bonds fell slightly in this report period.

      The "Rochester style" of municipal bond fund investment management focuses on identifying advantageous but generally under-appreciated municipal securities.

1. Lipper. Lipper calculations do not include sales charges which, if included, would reduce results. Reduced risk is presumed because of the Fund's targeted average effective portfolio maturity compared to longer-term municipal bonds.


              13 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

Oppenheimer Limited Term California Municipal Fund seeks to maintain a minimum of 95% of assets invested in investment-grade municipal bonds. We actively seek out such securities that we believe offer attractive, risk-adjusted investments at prices and yields that we believe represent good value.

      With generally higher prices of lower-rated and non-rated municipal securities, the Fund shifted a larger portion of its assets to higher-quality bonds during this period. For example, as of July 31, 2006, AAA- and AA- rated paper represented nearly 40% of the portfolio's market value, up approximately 17% from the same date last year. We have also sought to offset the Fund's interest-rate sensitivity by investing in premium-coupon, callable bonds whose market prices are less sensitive to interest-rate movements.

      The breadth of California's economic recovery during the past 12 months has continued to foster optimism at the three major credit ratings agencies, each of which raised the state's General Obligation debt rating one "notch." At the end of this report period, the credit rating for California debt was A1 according to Moody's Investors Service and A+ according to both Standard & Poor's and Fitch Ratings. Among the factors cited in these upgrades were a sharp rise in tax collections and the state's progress in reducing fiscal imbalances.

      Special Tax and Special Assessment bonds, which are issued to finance the infrastructure of new real estate development projects and are sometimes referred to as "dirt bonds," added to performance during this report period. These bonds represented 19.0% of the Fund's investments as of July 31, 2006. We believe that their credit structure can be particularly advantageous for municipal bond investors, as the payments that secure the bonds are on parity with real estate taxes. We use our own in-house research to identify bonds that we believe will create value for shareholders, and choose to invest in bonds for a broad mix of residential, commercial, retail, and office properties throughout California. We also diversify across time, picking projects in different stages of development, and this broad diversification serves to reduce the portfolio's exposure to risk.

      As of July 31, 2006, tobacco bonds backed by the national Master Settlement Agreement ("MSA") accounted for 21.7% of the Fund's investments and comprised the Fund's largest single industry sector. During this report period, the litigation environment has continued to improve for the tobacco industry and, by extension, for MSA bonds. On December 15, 2005, the Illinois Supreme Court reversed a $10.1 billion judgment against Philip Morris USA that had been awarded by a lower court in 2003. Near the end of the period the Florida Supreme Court upheld an appellate court's reversal of a $145 billion judgment against cigarette manufacturers in the long-running Engle case. An action brought by the U.S. government against the tobacco industry is still pending, but we


             14 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

believe that final resolution of this matter will not carry negative consequences for the Fund's MSA bonds.

      MSA bond prices rose early in the report period amid widespread market speculation that these bonds might be "pre-refunded" by their issuers. In a pre-refunding, a municipality issues a new bond whose proceeds are escrowed in U.S. Government bonds and earmarked to pay off another previously issued--but not yet callable--municipal bond. When an outstanding bond is pre-refunded, its price generally rises significantly. During this report period, MSA-backed bonds issued by the City of Sacramento and by San Diego and Placer counties were pre-refunded, and their prices rose. The Fund sold its holdings at gains over their purchase prices and, as a result, these holdings contributed to the Fund's performance for the period. The Fund also took strategic advantage of tax loss carry-forwards to ensure that no capital gain was distributed to shareholders. Pre-refunding of MSA-backed tobacco bonds provides a particularly good example of how our yield-oriented investment strategy can result in both yield and price appreciation for individual bonds, generating attractive total return.

      Investors have also benefited from the Fund's holdings in bonds issued by the Commonwealth of Puerto Rico. Despite the financial difficulties that led Moody's Investors Services and Standard & Poor's to issue downgrades, the Fund's holdings in bonds issued by Puerto Rico contributed to the Fund's positive total return in this report period. While prices on bonds issued by Puerto Rico have been weak during this report period, we believe that the government's decision to raise taxes to balance the budget as well its efforts to reinforce its financial structure will ultimately strengthen municipal bonds that the Fund continues to own. As we have continued to monitor developments in Puerto Rico, we have taken advantage of market weakness to add to positions in these bonds at favorable prices.

      The Fund had a small position in bonds issued to finance pollution control measures and backed by payments from General Motors Corporation ("GM"), and the price of these bonds generally weakened during this report period. Additionally, Standard & Poor's, Moody's Investors Service and Fitch Ratings downgraded General Motors to below investment grade in the past 12 months, and all three maintain a negative outlook on the automaker. These downgrades were mainly related to rising pension expenses, declining market share, and other factors. Because of the large yields offered by these investments, their net total return to the Fund has been positive even though the price of the securities has declined.

      By its prospectus, the average effective maturity of the Fund's portfolio must be limited to five years or less. To help meet this goal, we maintain a portfolio of bonds with


             15 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

effective maturities generally ranging from less than six months to twelve years. During this report period, bond yields at the five-year maturity have not risen as sharply as shorter-term paper. As a result, our preference for longer-maturity bonds with prices more reflective of shorter-term redemption dates has rewarded shareholders with attractive yield and limited price volatility.

      The "Rochester style" of municipal bond investing is flexible and responsive to market conditions; our strategies are intended to balance many different types of risk to reduce overall portfolio risk. We continue to comb the market for bonds that offer attractive yields, and to monitor developing market conditions. These conditions have not affected the Fund's investment strategies, or caused it to pay any distributions of capital.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 31, 2006. For all share classes, performance is measured from the Fund's inception on February 25, 2004. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


             16 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

     Oppenheimer Limited Term California Municipal Fund (Class A)

     Lehman Brothers Municipal Bond Index

--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                           Oppenheimer Limited
                             Term California               Lehman Brothers
                         Municipal Fund (Class A)       Municipal Bond Index
02/25/2004                         9,650                        10,000
04/30/2004                         9,660                         9,729
07/31/2004                         9,705                         9,857
10/31/2004                        10,079                        10,195
01/31/2005                        10,345                        10,330
04/30/2005                        10,583                        10,392
07/31/2005                        10,945                        10,483
10/31/2005                        11,005                        10,454
01/31/2006                        11,097                        10,623
04/30/2006                        11,122                        10,617
07/31/2006                        11,308                        10,750

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 7/31/06

1-Year -0.30%           Since Inception (2/25/04) 5.18%

--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 3.50%; FOR CLASS B SHARES, AND THE CONTINGENT DEFERRED SALES CHARGE OF 4% (1-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 20 FOR FURTHER INFORMATION.


             17 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Limited Term California Municipal Fund (Class B)

      Lehman Brothers Municipal Bond Index

--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                           Oppenheimer Limited
                             Term California               Lehman Brothers
                         Municipal Fund (Class B)       Municipal Bond Index
02/25/2004                         10,000                       10,000
04/30/2004                         10,170                        9,729
07/31/2004                         10,194                        9,857
10/31/2004                         10,590                       10,195
01/31/2005                         10,845                       10,330
04/30/2005                         11,068                       10,392
07/31/2005                         11,420                       10,483
10/31/2005                         11,460                       10,454
01/31/2006                         11,532                       10,623
04/30/2006                         11,537                       10,617
07/31/2006                         11,504                       10,750

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 7/31/06

1-Year -1.46%       Since Inception (2/25/04) 5.93%

--------------------------------------------------------------------------------


             18 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Limited Term California Municipal Fund (Class C)

      Lehman Brothers Municipal Bond Index

--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                           Oppenheimer Limited
                             Term California               Lehman Brothers
                         Municipal Fund (Class C)       Municipal Bond Index
02/25/2004                        10,000                        10,000
04/30/2004                         9,993                         9,729
07/31/2004                        10,017                         9,857
10/31/2004                        10,384                        10,195
01/31/2005                        10,641                        10,330
04/30/2005                        10,866                        10,392
07/31/2005                        11,219                        10,483
10/31/2005                        11,228                        10,454
01/31/2006                        11,302                        10,623
04/30/2006                        11,340                        10,617
07/31/2006                        11,477                        10,750

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 7/31/06

1-Year 1.31%     Since Inception (2/25/04) 5.82%

--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 3.50%; FOR CLASS B SHARES, AND THE CONTINGENT DEFERRED SALES CHARGE OF 4% (1-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 20 FOR FURTHER INFORMATION.


             19 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES
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Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS ANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF THE OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 2/25/04. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.

CLASS B shares of the Fund were first publicly offered on 2/25/04. The average annual total returns are shown net of the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 2/25/04. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


             20 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


             21 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                              BEGINNING       ENDING            EXPENSES
                              ACCOUNT         ACCOUNT           PAID DURING
                              VALUE           VALUE             6 MONTHS ENDED
                              (2/1/06)        (7/31/06)         JULY 31, 2006
--------------------------------------------------------------------------------
Class A Actual                $1,000.00       $1,019.00          $4.01
--------------------------------------------------------------------------------
Class A Hypothetical           1,000.00        1,020.83           4.02
--------------------------------------------------------------------------------
Class B Actual                 1,000.00        1,014.90           7.77
--------------------------------------------------------------------------------
Class B Hypothetical           1,000.00        1,017.11           7.78
--------------------------------------------------------------------------------
Class C Actual                 1,000.00        1,015.50           7.78
--------------------------------------------------------------------------------
Class C Hypothetical           1,000.00        1,017.11           7.78

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended July 31, 2006 are as follows:

CLASS                       EXPENSE RATIOS
-----------------------------------------------------
Class A                          0.80%
-----------------------------------------------------
Class B                          1.55
-----------------------------------------------------
Class C                          1.55

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


             22 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENT  July 31, 2006
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON       MATURITY        (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--113.5%
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--98.4%
$      500,000  ABAG Finance Authority for NonProfit
                Corporations (Windemere Ranch) 1                    6.000%     09/01/2024        09/01/2014 A        $     532,715
----------------------------------------------------------------------------------------------------------------------------------
        15,000  ABAG Finance Authority for NonProfit
                Corporations COP 1                                  5.600      11/01/2023        11/01/2006 A               15,012
----------------------------------------------------------------------------------------------------------------------------------
        30,000  ABAG Finance Authority for NonProfit
                Corporations COP                                    5.800      03/01/2023        09/01/2006 A               30,031
----------------------------------------------------------------------------------------------------------------------------------
        50,000  ABAG Finance Authority for NonProfit
                Corporations COP (American Baptist Homes
                of the West) 1                                      6.100      10/01/2017        10/01/2009 A               50,806
----------------------------------------------------------------------------------------------------------------------------------
        90,000  ABAG Finance Authority for NonProfit
                Corporations COP
                (Home for Jewish Parents) 1                         5.625      05/15/2022        05/15/2007 A               92,957
----------------------------------------------------------------------------------------------------------------------------------
       250,000  ABAG Finance Authority for NonProfit
                Corporations COP (Lytton Gardens) 1                 6.000      02/15/2019        02/15/2008 A              258,468
----------------------------------------------------------------------------------------------------------------------------------
       335,000  ABAG Finance Authority for NonProfit
                Corporations, Series A 1                            5.770 2    04/20/2019        04/20/2012 A              158,891
----------------------------------------------------------------------------------------------------------------------------------
        55,000  ABAG Tax Allocation, Series A                       5.800      12/15/2008        12/15/2006 A               55,411
----------------------------------------------------------------------------------------------------------------------------------
        55,000  ABAG Tax Allocation, Series A                       6.000      12/15/2014        12/15/2006 A               55,457
----------------------------------------------------------------------------------------------------------------------------------
       365,000  Adelanto Improvement Agency, Series B 1             5.500      12/01/2023        12/01/2006 A              367,048
----------------------------------------------------------------------------------------------------------------------------------
       105,000  Adelanto Public Financing Authority                 6.300      09/01/2028        09/01/2006 A              106,248
----------------------------------------------------------------------------------------------------------------------------------
       130,000  Adelanto Public Financing Authority, Series B       7.250      09/15/2015        09/15/2006 A              130,473
----------------------------------------------------------------------------------------------------------------------------------
       500,000  Alameda COP 1                                       5.750      12/01/2021        12/01/2006 A              513,160
----------------------------------------------------------------------------------------------------------------------------------
        75,000  Alameda County COP 1                                5.000      06/01/2022        06/01/2008 A               76,724
----------------------------------------------------------------------------------------------------------------------------------
        55,000  Alameda County COP
                (Alameda County Medical Center) 1                   5.300      06/01/2026        12/01/2006 A               55,058
----------------------------------------------------------------------------------------------------------------------------------
        65,000  Anaheim COP
                (Anaheim Memorial Hospital) 1                       5.125      05/15/2020        11/15/2006 A               65,068
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Anaheim Public Financing Authority                  5.000      10/01/2023        10/01/2008 A               10,255
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Anaheim Public Financing Authority                  5.250      02/01/2018        02/01/2007 A               20,531
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Anaheim Public Financing Authority
                (Electric Systems) 1                                5.000      10/01/2025        10/01/2008 A               15,414
----------------------------------------------------------------------------------------------------------------------------------
     5,000,000  Anaheim Public Financing Authority RITES 3          9.120 4    12/28/2018        12/01/2007 A            5,547,750
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Apple Valley Improvement Bond Act 1915              6.900      09/02/2015        09/02/2006 A               20,645
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Aromas Water District                               5.600      09/01/2018        09/01/2006 A               15,006
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Atwater Community Facilities District 3             7.875      08/01/2015        08/01/2006 A               25,074
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Atwater Public Financing Authority
                (Sewer & Water)                                     5.500      05/01/2028        05/01/2009 A               20,327
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Atwater Redevel. Agency
                (Downtown Redevel.)                                 5.500      06/01/2019        06/01/2010 A               15,408
----------------------------------------------------------------------------------------------------------------------------------
        70,000  Atwater Redevel. Agency
                (Downtown Redevel.)                                 5.875      06/01/2022        12/01/2006 A               72,125


             23 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON       MATURITY        (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$    2,455,000  Aztec Shops Auxiliary Organization
                (San Diego State University) 1                      6.000%     09/01/2031        09/01/2010 A       $    2,577,136
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Azusa COP 1                                         5.750      08/01/2020        08/01/2006 A               25,364
----------------------------------------------------------------------------------------------------------------------------------
        40,000  Bakersfield Improvement Bond Act 1915               5.600      09/02/2020        09/02/2006 A               41,213
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Bakersfield Improvement Bond Act 1915               6.100      09/02/2024        09/02/2006 A               51,572
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Beaumont Financing Authority, Series A              5.700      09/01/2035        09/01/2017 A               25,959
----------------------------------------------------------------------------------------------------------------------------------
        45,000  Beaumont Financing Authority, Series A              6.000      09/01/2021        09/01/2015 A               48,268
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Beaumont Financing Authority, Series A              6.875      09/01/2027        09/01/2013 A               16,688
----------------------------------------------------------------------------------------------------------------------------------
       120,000  Beaumont Financing Authority, Series A              7.000      09/01/2023        09/01/2006 A              120,521
----------------------------------------------------------------------------------------------------------------------------------
        60,000  Beaumont Financing Authority, Series A              7.375      09/01/2032        09/01/2010 A               65,815
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Beaumont Financing Authority, Series B              6.000      09/01/2034        09/01/2015 A               15,887
----------------------------------------------------------------------------------------------------------------------------------
       245,000  Berkeley GO                                         5.625      09/01/2027        09/01/2006 A              249,248
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Berkeley GO                                         5.650      09/01/2027        09/01/2006 A               10,178
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Blythe Redevel. Agency
                (Redevel. Project No. 1 Tax Allocation)             5.750      05/01/2034        05/01/2015 A               51,998
----------------------------------------------------------------------------------------------------------------------------------
       750,000  Blythe Redevel. Agency
                (Redevel. Project No. 1 Tax Allocation) 1           6.200      05/01/2031        05/01/2011 A              795,465
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Bonita Canyon Public Facilities
                Financing Authority                                 5.375      09/01/2028        09/01/2006 A              100,757
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Brawley Union High School District                  5.000      08/01/2028        08/01/2007 A               25,424
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Brentwood Infrastructure
                Financing Authority                                 5.250      09/02/2016        09/02/2006 A               51,118
----------------------------------------------------------------------------------------------------------------------------------
       170,000  Brisbane Public Financing Authority                 6.000      05/01/2026        05/01/2008 A              174,230
----------------------------------------------------------------------------------------------------------------------------------
       250,000  Burbank Community Facilities
                District Special Tax                                5.200      12/01/2023        06/24/2022 B              253,878
----------------------------------------------------------------------------------------------------------------------------------
       100,000  CA Affordable Hsg. Agency
                (Merced County Hsg. Authority) 1                    6.500      01/01/2033        01/01/2013 A              106,143
----------------------------------------------------------------------------------------------------------------------------------
    10,000,000  CA County Tobacco Securitization Agency 1           5.830 2    06/01/2033        03/18/2015 A            2,140,900
----------------------------------------------------------------------------------------------------------------------------------
     1,760,000  CA County Tobacco Securitization Agency
                (TASC)                                              0.000 5    06/01/2021        03/15/2014 C            1,433,326
----------------------------------------------------------------------------------------------------------------------------------
     1,240,000  CA County Tobacco Securitization Agency
                (TASC)                                              0.000 5    06/01/2028        12/01/2018 A            1,002,329
----------------------------------------------------------------------------------------------------------------------------------
     5,000,000  CA County Tobacco Securitization Agency
                (TASC)                                              0.000 5    06/01/2036        12/01/2018 A            4,041,500
----------------------------------------------------------------------------------------------------------------------------------
     4,885,000  CA County Tobacco Securitization Agency
                (TASC) 1                                            5.000      06/01/2026        10/15/2015 B            4,869,466
----------------------------------------------------------------------------------------------------------------------------------
       290,000  CA County Tobacco Securitization Agency
                (TASC)                                              5.500      06/01/2033        06/01/2011 C              296,134
----------------------------------------------------------------------------------------------------------------------------------
     1,670,000  CA County Tobacco Securitization Agency
                (TASC) 1                                            5.750      06/01/2029        06/01/2012 A            1,726,179
----------------------------------------------------------------------------------------------------------------------------------
       470,000  CA County Tobacco Securitization Agency
                (TASC)                                              5.750      06/01/2030        06/01/2011 C              485,811


             24 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON       MATURITY        (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       25,000  CA County Tobacco Securitization Agency
                (TASC)                                              5.875%     06/01/2027        06/01/2012 A        $      25,997
----------------------------------------------------------------------------------------------------------------------------------
       290,000  CA County Tobacco Securitization Agency
                (TASC)                                              5.875      06/01/2035        06/01/2012 A              301,269
----------------------------------------------------------------------------------------------------------------------------------
       280,000  CA County Tobacco Securitization Agency
                (TASC)                                              5.875      06/01/2043        06/01/2012 A              290,881
----------------------------------------------------------------------------------------------------------------------------------
       765,000  CA County Tobacco Securitization Agency
                (TASC)                                              6.000      06/01/2029        12/01/2010 C              802,248
----------------------------------------------------------------------------------------------------------------------------------
       665,000  CA County Tobacco Securitization Agency
                (TASC)                                              6.000      06/01/2035        06/01/2012 A              695,736
----------------------------------------------------------------------------------------------------------------------------------
       435,000  CA County Tobacco Securitization Agency
                (TASC)                                              6.000      06/01/2042        06/01/2012 A              455,175
----------------------------------------------------------------------------------------------------------------------------------
        30,000  CA County Tobacco Securitization Agency
                (TASC)                                              6.000      06/01/2043        06/01/2012 A               31,391
----------------------------------------------------------------------------------------------------------------------------------
    10,700,000  CA County Tobacco Securitization Agency
                (TASC)                                              6.070 2    06/01/2046        06/01/2016 A              881,894
----------------------------------------------------------------------------------------------------------------------------------
    51,520,000  CA County Tobacco Securitization Agency
                (TASC)                                              6.190 2    06/01/2050        06/01/2016 A            3,305,008
----------------------------------------------------------------------------------------------------------------------------------
        50,000  CA County Tobacco Securitization Agency
                (TASC)                                              6.250      06/01/2037        06/01/2012 A               52,943
----------------------------------------------------------------------------------------------------------------------------------
        25,000  CA Dept. of Veterans Affairs Home Purchase 1        5.100      12/01/2019        12/01/2006 A               25,012
----------------------------------------------------------------------------------------------------------------------------------
        55,000  CA Dept. of Veterans Affairs Home Purchase 1        5.200      12/01/2027        12/01/2006 A               55,023
----------------------------------------------------------------------------------------------------------------------------------
        25,000  CA Dept. of Veterans Affairs Home Purchase 1        5.500      12/01/2019        01/09/2012 A               26,065
----------------------------------------------------------------------------------------------------------------------------------
        30,000  CA Dept. of Water Resources (Center Valley)         5.000      12/01/2019        12/01/2007 A               30,618
----------------------------------------------------------------------------------------------------------------------------------
        15,000  CA Dept. of Water Resources (Center Valley)         5.000      12/01/2022        12/01/2007 A               15,297
----------------------------------------------------------------------------------------------------------------------------------
       375,000  CA Dept. of Water Resources (Center Valley) 1       5.250      07/01/2022        01/01/2007 A              389,194
----------------------------------------------------------------------------------------------------------------------------------
        35,000  CA Dept. of Water Resources (Center Valley)         5.375      12/01/2027        12/01/2006 A               35,664
----------------------------------------------------------------------------------------------------------------------------------
        20,000  CA Dept. of Water Resources (Center Valley) 1       5.400      07/01/2012        01/01/2007 A               20,025
----------------------------------------------------------------------------------------------------------------------------------
        25,000  CA Educational Facilities Authority
                (CA College of Arts and Crafts)                     5.875      06/01/2030        06/01/2011 A               25,976
----------------------------------------------------------------------------------------------------------------------------------
        10,000  CA Educational Facilities Authority
                (Cedars-Sinai Medical Center)                       6.125      12/01/2019        12/01/2009 A               10,847
----------------------------------------------------------------------------------------------------------------------------------
        65,000  CA Educational Facilities Authority
                (College & University Financing)                    5.125      04/01/2017        04/01/2009 A               66,292
----------------------------------------------------------------------------------------------------------------------------------
        10,000  CA Educational Facilities Authority
                (College & University Financing)                    6.125      06/01/2009        12/01/2006 A               10,022
----------------------------------------------------------------------------------------------------------------------------------
         5,000  CA Educational Facilities Authority
                (College & University Financing)                    6.250      06/01/2018        12/01/2006 A                5,007
----------------------------------------------------------------------------------------------------------------------------------
       340,000  CA Educational Facilities Authority
                (College of Osteopathic Medicine) 1                 5.750      06/01/2018        12/01/2006 A              343,930
----------------------------------------------------------------------------------------------------------------------------------
        15,000  CA Educational Facilities Authority
                (Heald Colleges)                                    5.450      02/15/2022        02/15/2008 A               15,014


             25 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON       MATURITY        (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       15,000  CA Educational Facilities Authority
                (Los Angeles College of Chiropractic)               5.600%     11/01/2017        10/12/2013 B        $      14,638
----------------------------------------------------------------------------------------------------------------------------------
        25,000  CA Educational Facilities Authority
                (Stanford University)                               5.200      12/01/2027        12/01/2007 A               25,572
----------------------------------------------------------------------------------------------------------------------------------
        15,000  CA Educational Facilities Authority
                (Student Loan Program)                              6.000      03/01/2016        03/01/2007 A               15,431
----------------------------------------------------------------------------------------------------------------------------------
       365,000  CA Educational Facilities Authority
                (University of San Francisco) 1                     6.000      10/01/2026        10/01/2006 A              373,526
----------------------------------------------------------------------------------------------------------------------------------
        35,000  CA Educational Facilities Authority
                (University of Southern California)                 5.000      10/01/2028        10/01/2008 A               35,596
----------------------------------------------------------------------------------------------------------------------------------
       335,000  CA Financing Authority
                (Wastewater Improvement) 1                          6.100      11/01/2033        11/01/2015 A              358,078
----------------------------------------------------------------------------------------------------------------------------------
         5,000  CA GO                                               4.750      09/01/2018        09/01/2006 A                5,002
----------------------------------------------------------------------------------------------------------------------------------
        60,000  CA GO                                               4.800      08/01/2014        08/01/2006 A               60,034
----------------------------------------------------------------------------------------------------------------------------------
        10,000  CA GO                                               5.000      08/01/2018        08/01/2009 A               10,300
----------------------------------------------------------------------------------------------------------------------------------
        45,000  CA GO                                               5.000      06/01/2019        06/01/2011 A               46,270
----------------------------------------------------------------------------------------------------------------------------------
       180,000  CA GO                                               5.000      02/01/2021        02/01/2008 A              183,769
----------------------------------------------------------------------------------------------------------------------------------
        15,000  CA GO                                               5.000      02/01/2021        02/01/2009 A               15,311
----------------------------------------------------------------------------------------------------------------------------------
        50,000  CA GO                                               5.000      02/01/2023        02/01/2008 A               51,047
----------------------------------------------------------------------------------------------------------------------------------
       450,000  CA GO 1                                             5.000      10/01/2023        10/01/2009 A              456,746
----------------------------------------------------------------------------------------------------------------------------------
         5,000  CA GO                                               5.000      10/01/2023        10/01/2008 A                5,127
----------------------------------------------------------------------------------------------------------------------------------
       135,000  CA GO                                               5.000      10/01/2023        10/01/2008 A              137,431
----------------------------------------------------------------------------------------------------------------------------------
        10,000  CA GO                                               5.000      02/01/2025        02/01/2008 A               10,219
----------------------------------------------------------------------------------------------------------------------------------
        60,000  CA GO                                               5.100      03/01/2010        09/01/2006 A               60,059
----------------------------------------------------------------------------------------------------------------------------------
        90,000  CA GO                                               5.125      10/01/2017        10/01/2006 A               90,178
----------------------------------------------------------------------------------------------------------------------------------
       135,000  CA GO                                               5.125      10/01/2017        10/01/2006 A              135,267
----------------------------------------------------------------------------------------------------------------------------------
         5,000  CA GO                                               5.125      06/01/2022        06/01/2011 A                5,151
----------------------------------------------------------------------------------------------------------------------------------
         5,000  CA GO                                               5.125      10/01/2027        10/01/2007 A                5,135
----------------------------------------------------------------------------------------------------------------------------------
        25,000  CA GO                                               5.125      10/01/2027        10/01/2007 A               25,295
----------------------------------------------------------------------------------------------------------------------------------
       125,000  CA GO                                               5.150      10/01/2019        10/01/2006 A              125,250
----------------------------------------------------------------------------------------------------------------------------------
       390,000  CA GO 1                                             5.150      10/01/2019        10/01/2006 A              390,562
----------------------------------------------------------------------------------------------------------------------------------
        15,000  CA GO                                               5.200      06/01/2010        12/01/2006 A               15,214
----------------------------------------------------------------------------------------------------------------------------------
        25,000  CA GO                                               5.250      06/01/2016        12/01/2006 A               25,361
----------------------------------------------------------------------------------------------------------------------------------
        25,000  CA GO                                               5.250      04/01/2018        10/01/2006 A               25,020
----------------------------------------------------------------------------------------------------------------------------------
        10,000  CA GO                                               5.250      04/01/2019        10/01/2006 A               10,008
----------------------------------------------------------------------------------------------------------------------------------
        10,000  CA GO                                               5.250      04/01/2021        10/01/2006 A               10,008
----------------------------------------------------------------------------------------------------------------------------------
       110,000  CA GO                                               5.250      06/01/2021        12/01/2006 A              111,562
----------------------------------------------------------------------------------------------------------------------------------
        10,000  CA GO                                               5.250      02/01/2029        02/01/2013 A               10,399
----------------------------------------------------------------------------------------------------------------------------------
        10,000  CA GO                                               5.250      02/01/2030        02/01/2012 A               10,330
----------------------------------------------------------------------------------------------------------------------------------
        65,000  CA GO                                               5.300      09/01/2011        09/01/2006 A               65,738
----------------------------------------------------------------------------------------------------------------------------------
         5,000  CA GO                                               5.300      09/01/2011        09/01/2006 A                5,056


             26 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON       MATURITY        (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       50,000  CA GO                                               5.500%     03/01/2009        09/01/2006 A        $      50,066
----------------------------------------------------------------------------------------------------------------------------------
       100,000  CA GO                                               5.500      06/01/2010        12/02/2006 A              100,779
----------------------------------------------------------------------------------------------------------------------------------
        15,000  CA GO                                               5.500      06/01/2013        12/02/2006 A               15,020
----------------------------------------------------------------------------------------------------------------------------------
        10,000  CA GO                                               5.500      04/01/2019        10/01/2006 A               10,027
----------------------------------------------------------------------------------------------------------------------------------
        35,000  CA GO                                               5.500      03/01/2020        09/01/2006 A               35,048
----------------------------------------------------------------------------------------------------------------------------------
        35,000  CA GO                                               5.500      03/01/2020        09/01/2006 A               35,048
----------------------------------------------------------------------------------------------------------------------------------
        15,000  CA GO                                               5.500      10/01/2022        10/01/2006 A               15,030
----------------------------------------------------------------------------------------------------------------------------------
       120,000  CA GO                                               5.600      09/01/2021        09/01/2006 A              121,392
----------------------------------------------------------------------------------------------------------------------------------
         5,000  CA GO                                               5.600      09/01/2021        09/01/2006 A                5,055
----------------------------------------------------------------------------------------------------------------------------------
         5,000  CA GO                                               5.625      10/01/2021        10/01/2006 A                5,065
----------------------------------------------------------------------------------------------------------------------------------
        25,000  CA GO                                               5.625      10/01/2023        10/01/2006 A               25,323
----------------------------------------------------------------------------------------------------------------------------------
       465,000  CA GO 1                                             5.625      09/01/2024        09/01/2006 A              470,403
----------------------------------------------------------------------------------------------------------------------------------
        10,000  CA GO                                               5.625      09/01/2024        09/01/2006 A               10,111
----------------------------------------------------------------------------------------------------------------------------------
        10,000  CA GO                                               5.625      10/01/2026        10/01/2006 A               10,126
----------------------------------------------------------------------------------------------------------------------------------
        75,000  CA GO                                               5.750      03/01/2010        09/01/2006 A               75,488
----------------------------------------------------------------------------------------------------------------------------------
        15,000  CA GO                                               5.750      03/01/2015        09/01/2006 A               15,098
----------------------------------------------------------------------------------------------------------------------------------
        35,000  CA GO                                               5.750      11/01/2017        11/01/2006 A               35,165
----------------------------------------------------------------------------------------------------------------------------------
        35,000  CA GO                                               5.750      11/01/2017        11/01/2006 A               35,165
----------------------------------------------------------------------------------------------------------------------------------
        25,000  CA GO                                               5.800      06/01/2013        12/01/2006 A               25,039
----------------------------------------------------------------------------------------------------------------------------------
       155,000  CA GO                                               5.900      04/01/2023        10/01/2006 A              155,388
----------------------------------------------------------------------------------------------------------------------------------
        20,000  CA GO                                               5.900      04/01/2023        10/01/2006 A               20,055
----------------------------------------------------------------------------------------------------------------------------------
        75,000  CA GO                                               5.900      03/01/2025        09/01/2006 A               75,497
----------------------------------------------------------------------------------------------------------------------------------
        20,000  CA GO                                               6.000      08/01/2015        08/01/2006 A               20,220
----------------------------------------------------------------------------------------------------------------------------------
        20,000  CA GO                                               6.000      05/01/2018        11/01/2006 A               20,094
----------------------------------------------------------------------------------------------------------------------------------
        15,000  CA GO                                               6.000      10/01/2021        10/01/2006 A               15,055
----------------------------------------------------------------------------------------------------------------------------------
        40,000  CA GO                                               6.000      08/01/2024        08/01/2006 A               40,440
----------------------------------------------------------------------------------------------------------------------------------
       605,000  CA GO 1                                             6.250      10/01/2019        10/01/2006 A              607,111
----------------------------------------------------------------------------------------------------------------------------------
        10,000  CA GO                                               6.800      11/01/2008        11/01/2006 A               10,073
----------------------------------------------------------------------------------------------------------------------------------
        45,000  CA Golden State Tobacco
                Securitization Corp.                                5.000      06/01/2017        06/01/2007 A               45,343
----------------------------------------------------------------------------------------------------------------------------------
        25,000  CA Golden State Tobacco
                Securitization Corp.                                5.000      06/01/2020        06/01/2010 A               25,921
----------------------------------------------------------------------------------------------------------------------------------
     4,380,000  CA Golden State Tobacco
                Securitization Corp. 1                              6.250      06/01/2033        09/11/2012 C            4,789,924
----------------------------------------------------------------------------------------------------------------------------------
     3,245,000  CA Golden State Tobacco
                Securitization Corp.                                6.625      06/01/2040        06/01/2013 A            3,621,290
----------------------------------------------------------------------------------------------------------------------------------
     3,115,000  CA Golden State Tobacco
                Securitization Corp.                                6.750      06/01/2039        06/01/2013 A            3,506,556
----------------------------------------------------------------------------------------------------------------------------------
     1,865,000  CA Golden State Tobacco
                Securitization Corp. 1                              7.800      06/01/2042        06/01/2013 A            2,231,305
----------------------------------------------------------------------------------------------------------------------------------
     2,680,000  CA Golden State Tobacco
                Securitization Corp. 1                              7.900      06/01/2042        06/01/2013 A            3,222,030


            27 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON       MATURITY        (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$    1,715,000  CA Golden State Tobacco
                Securitization Corp. (TASC)                         7.875%      06/01/2042       06/01/2013 A        $   2,059,355
----------------------------------------------------------------------------------------------------------------------------------
     2,900,000  CA Golden State Tobacco
                Securitization Corp. (TASC)                         7.875       06/01/2042       06/01/2013 A            3,482,291
----------------------------------------------------------------------------------------------------------------------------------
        45,000  CA Health Facilities Financing Authority
                (Catholic Healthcare West) 1                        5.000       07/01/2021       01/01/2007 A               45,032
----------------------------------------------------------------------------------------------------------------------------------
        15,000  CA Health Facilities Financing Authority
                (Catholic Healthcare West) 1                        5.125       07/01/2024       07/01/2007 A               15,410
----------------------------------------------------------------------------------------------------------------------------------
       140,000  CA Health Facilities Financing Authority
                (Catholic Healthcare West) 1                        6.000       07/01/2013       01/01/2007 A              140,239
----------------------------------------------------------------------------------------------------------------------------------
        30,000  CA Health Facilities Financing Authority
                (Cedars-Sinai Medical Center) 1                     5.250       08/01/2027       08/01/2007 A               30,902
----------------------------------------------------------------------------------------------------------------------------------
       115,000  CA Health Facilities Financing Authority
                (Children's Hospital) 1                             5.375       07/01/2016       01/01/2007 A              117,435
----------------------------------------------------------------------------------------------------------------------------------
        65,000  CA Health Facilities Financing Authority
                (Children's Hospital) 1                             5.375       07/01/2020       01/01/2007 A               66,374
----------------------------------------------------------------------------------------------------------------------------------
       365,000  CA Health Facilities Financing Authority
                (Children's Hospital) 1                             5.750       07/01/2023       09/01/2006 A              366,153
----------------------------------------------------------------------------------------------------------------------------------
        40,000  CA Health Facilities Financing Authority
                (Community Program) 1                               7.200       01/01/2012       08/01/2006 A               40,106
----------------------------------------------------------------------------------------------------------------------------------
        25,000  CA Health Facilities Financing Authority
                (Fellowship Homes) 1                                6.000       09/01/2019       09/01/2006 A               25,533
----------------------------------------------------------------------------------------------------------------------------------
        80,000  CA Health Facilities Financing Authority
                (Marshall Hospital) 1                               5.000       11/01/2018       11/01/2006 A               80,026
----------------------------------------------------------------------------------------------------------------------------------
        20,000  CA Health Facilities Financing Authority
                (Mercy Senior Hsg.)                                 5.800       12/01/2018       12/01/2006 A               20,022
----------------------------------------------------------------------------------------------------------------------------------
        15,000  CA Health Facilities Financing Authority
                (Small Facilities Loan), Series A                   6.700       03/01/2011       09/01/2006 A               15,031
----------------------------------------------------------------------------------------------------------------------------------
        45,000  CA Health Facilities Financing Authority
                (Small Facilities Loan), Series B 1                 7.400       04/01/2014       10/01/2006 A               45,553
----------------------------------------------------------------------------------------------------------------------------------
        50,000  CA Health Facilities Financing Authority
                (Sunny View Lutheran Home)                          5.100       01/01/2024       01/01/2010 A               50,713
----------------------------------------------------------------------------------------------------------------------------------
         5,000  CA Health Facilities Financing Authority
                (Sutter Health)                                     5.000       08/15/2017       08/15/2007 A                5,131
----------------------------------------------------------------------------------------------------------------------------------
        10,000  CA HFA                                              5.650       02/01/2008       08/01/2006 A               10,192
----------------------------------------------------------------------------------------------------------------------------------
        45,000  CA HFA                                              8.040 2     08/01/2015       08/01/2015                 20,155
----------------------------------------------------------------------------------------------------------------------------------
        40,000  CA HFA (Multifamily Hsg.) 1                         5.375       08/01/2028       02/01/2009 A               40,848
----------------------------------------------------------------------------------------------------------------------------------
        20,000  CA HFA (Multifamily Hsg.) 1                         5.375       02/01/2036       02/01/2011 A               20,164
----------------------------------------------------------------------------------------------------------------------------------
        15,000  CA HFA (Multifamily Hsg.) 1                         5.400       08/01/2018       08/01/2008 A               15,428
----------------------------------------------------------------------------------------------------------------------------------
       325,000  CA HFA (Multifamily Hsg.) 1                         5.450       08/01/2028       08/01/2010 A              332,001
----------------------------------------------------------------------------------------------------------------------------------
        85,000  CA HFA (Multifamily Hsg.) 1                         5.850       02/01/2010       08/01/2006 A               86,769
----------------------------------------------------------------------------------------------------------------------------------
       230,000  CA HFA (Multifamily Hsg.) 1                         5.950       08/01/2028       02/01/2009 A              234,853
----------------------------------------------------------------------------------------------------------------------------------
       130,000  CA HFA (Multifamily Hsg.) 1                         6.050       08/01/2016       08/01/2006 A              132,768


             28 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON       MATURITY        (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       25,000  CA HFA (Multifamily Hsg.) 1                         6.050%     08/01/2027        08/01/2006 A        $      25,532
----------------------------------------------------------------------------------------------------------------------------------
         5,000  CA HFA (Multifamily Hsg.)                           6.050      08/01/2038        02/01/2009 A                5,102
----------------------------------------------------------------------------------------------------------------------------------
        25,000  CA HFA (Multifamily Hsg.) 1                         6.150      08/01/2022        08/01/2006 A               25,523
----------------------------------------------------------------------------------------------------------------------------------
        10,000  CA HFA (Single Family Mtg.)                         5.400      08/01/2028        02/01/2010 A               10,117
----------------------------------------------------------------------------------------------------------------------------------
        10,000  CA HFA (Single Family Mtg.), Series A               5.300      08/01/2018        02/01/2010 A               10,059
----------------------------------------------------------------------------------------------------------------------------------
         5,000  CA HFA (Single Family Mtg.), Series B               6.200      08/01/2014        10/01/2007 A                5,049
----------------------------------------------------------------------------------------------------------------------------------
     1,930,000  CA HFA, Series A 1                                  4.800      08/01/2012        09/01/2006 C            1,934,536
----------------------------------------------------------------------------------------------------------------------------------
         5,000  CA HFA, Series B                                    7.000      08/01/2014        08/01/2006 A                5,053
----------------------------------------------------------------------------------------------------------------------------------
       465,000  CA HFA, Series B 1                                  7.125      08/01/2024        08/01/2006 A              469,311
----------------------------------------------------------------------------------------------------------------------------------
     2,500,000  CA Infrastructure & Economic Devel.
                (American Center for Wine & Food Arts)              5.700      12/01/2019        12/01/2009 A            2,624,450
----------------------------------------------------------------------------------------------------------------------------------
        15,000  CA Infrastructure & Economic Devel.
                (Stockton Port District)                            5.375      07/01/2022        07/01/2010 A               15,505
----------------------------------------------------------------------------------------------------------------------------------
        50,000  CA Infrastructure & Economic Devel.
                (Stockton Port District)                            5.500      07/01/2032        07/01/2011 A               51,278
----------------------------------------------------------------------------------------------------------------------------------
        45,000  CA Loan Purchasing Finance Authority                5.600      10/01/2014        10/01/2006 A               45,066
----------------------------------------------------------------------------------------------------------------------------------
        10,000  CA Maritime Infrastructure Authority
                (Santa Cruz Port District)                          5.750      05/01/2024        05/01/2014 A               10,279
----------------------------------------------------------------------------------------------------------------------------------
        90,000  CA Mobilehome Park Financing Authority
                (Palomar Estate East & West) 1                      5.250      03/15/2034        03/15/2015 A               91,436
----------------------------------------------------------------------------------------------------------------------------------
       750,000  CA Pollution Control Financing Authority
                (Browning-Ferris Industries) 1                      6.750      09/01/2019        03/01/2007 A              753,945
----------------------------------------------------------------------------------------------------------------------------------
     1,440,000  CA Pollution Control Financing Authority
                (General Motors Corp.) 1                            5.500      04/01/2008        04/01/2008              1,429,934
----------------------------------------------------------------------------------------------------------------------------------
        30,000  CA Pollution Control Financing Authority
                (Sacramento Biosolids Facility)                     5.300      12/01/2017        12/01/2012 A               31,166
----------------------------------------------------------------------------------------------------------------------------------
       220,000  CA Pollution Control Financing Authority
                (Sacramento Biosolids Facility)                     5.500      12/01/2024        12/01/2012 A              229,222
----------------------------------------------------------------------------------------------------------------------------------
       320,000  CA Pollution Control Financing Authority
                (San Diego Gas & Electric Company) 1                5.850      06/01/2021        12/01/2006 A              320,515
----------------------------------------------------------------------------------------------------------------------------------
        10,000  CA Pollution Control Financing Authority
                (San Diego Gas & Electric Company)                  5.850      06/01/2021        12/01/2006 A               10,033
----------------------------------------------------------------------------------------------------------------------------------
        20,000  CA Pollution Control Financing Authority
                (Southern California Edison Company) 1              5.550      09/01/2031        12/01/2006 A               21,023
----------------------------------------------------------------------------------------------------------------------------------
       215,000  CA Pollution Control Financing Authority
                (Southern California Water Company) 1               5.500      12/01/2026        12/01/2006 A              215,260
----------------------------------------------------------------------------------------------------------------------------------
     2,815,000  CA Pollution Control Financing Authority
                Residuals 1                                         9.720 4    12/01/2016        04/01/2013 A            3,488,573
----------------------------------------------------------------------------------------------------------------------------------
       150,000  CA Public Works 1                                   5.250      12/01/2013        12/01/2006 A              150,171
----------------------------------------------------------------------------------------------------------------------------------
       115,000  CA Public Works (CA Community College)              5.375      03/01/2011        09/01/2006 A              117,436
----------------------------------------------------------------------------------------------------------------------------------
        50,000  CA Public Works (CA Community College)              5.875      10/01/2008        10/01/2006 A               50,172
----------------------------------------------------------------------------------------------------------------------------------
        25,000  CA Public Works (Dept. of Corrections)              5.000      09/01/2021        09/01/2008 A               25,674
----------------------------------------------------------------------------------------------------------------------------------
        10,000  CA Public Works (Dept. of Corrections)              5.625      11/01/2016        11/01/2006 A               10,244

            29 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON       MATURITY        (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      110,000  CA Public Works
                (Dept. of Food & Agriculture) 1                     5.400%     06/01/2013        12/01/2006 A        $     110,116
----------------------------------------------------------------------------------------------------------------------------------
       260,000  CA Public Works (State Universities) 1              5.000      06/01/2023        12/01/2006 A              260,060
----------------------------------------------------------------------------------------------------------------------------------
       165,000  CA Public Works (State Universities) 1              5.250      12/01/2013        12/01/2006 A              165,160
----------------------------------------------------------------------------------------------------------------------------------
     2,085,000  CA Public Works (State Universities) 1              5.375      10/01/2017        10/01/2006 A            2,131,829
----------------------------------------------------------------------------------------------------------------------------------
        50,000  CA Public Works (State Universities)                5.500      10/01/2013        10/01/2006 A               51,130
----------------------------------------------------------------------------------------------------------------------------------
       330,000  CA Public Works (State Universities) 1              5.500      12/01/2018        12/01/2006 A              330,244
----------------------------------------------------------------------------------------------------------------------------------
       230,000  CA Public Works (State Universities) 1              5.500      06/01/2021        12/01/2006 A              230,315
----------------------------------------------------------------------------------------------------------------------------------
        60,000  CA Public Works (State Universities)                5.500      06/01/2021        12/01/2006 A               60,041
----------------------------------------------------------------------------------------------------------------------------------
        30,000  CA Public Works (State Universities)                5.500      06/01/2021        12/01/2006 A               30,041
----------------------------------------------------------------------------------------------------------------------------------
        25,000  CA Public Works
                (Various California Universities)                   5.375      12/01/2019        12/01/2007 A               25,996
----------------------------------------------------------------------------------------------------------------------------------
       120,000  CA Public Works
                (Various California Universities)                   5.500      06/01/2019        12/01/2006 A              120,510
----------------------------------------------------------------------------------------------------------------------------------
        25,000  CA Public Works
                (Various Community Colleges)                        5.375      03/01/2014        03/01/2007 A               25,531
----------------------------------------------------------------------------------------------------------------------------------
        30,000  CA Public Works
                (Various Community Colleges)                        5.625      03/01/2016        03/01/2007 A               30,644
----------------------------------------------------------------------------------------------------------------------------------
        70,000  CA Public Works
                (Various Community Colleges) 1                      5.625      03/01/2019        03/01/2007 A               71,500
----------------------------------------------------------------------------------------------------------------------------------
       600,000  CA Public Works
                (Various Community Colleges) 1                      5.875      10/01/2008        10/01/2006 A              601,806
----------------------------------------------------------------------------------------------------------------------------------
       325,000  CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.), Series A 1                    6.350      12/01/2029        04/01/2007 C              328,809
----------------------------------------------------------------------------------------------------------------------------------
       320,000  CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.), Series A 1                    7.000      09/01/2029        03/01/2010 C              325,574
----------------------------------------------------------------------------------------------------------------------------------
       100,000  CA Statewide CDA (Bouquet Canyon) 1                 5.300      07/01/2018        07/01/2010 A              102,094
----------------------------------------------------------------------------------------------------------------------------------
       105,000  CA Statewide CDA (CA Odd Fellow Hsg.) 1             5.375      10/01/2013        10/01/2006 A              105,092
----------------------------------------------------------------------------------------------------------------------------------
        85,000  CA Statewide CDA (CA Odd Fellow Hsg.) 1             5.500      10/01/2023        10/01/2006 A               85,062
----------------------------------------------------------------------------------------------------------------------------------
        35,000  CA Statewide CDA
                (CVHP/CVMC/FH Obligated Group) 1                    5.125      04/01/2023        04/01/2008 A               35,892
----------------------------------------------------------------------------------------------------------------------------------
       500,000  CA Statewide CDA (East Tabor Apartments) 1          6.850      08/20/2036        02/20/2011 A              549,460
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  CA Statewide CDA (East Valley Tourist) 1            9.250      10/01/2020        10/01/2015 A            1,091,720
----------------------------------------------------------------------------------------------------------------------------------
        75,000  CA Statewide CDA (Eastfield Ming Quong) 1           5.625      06/01/2020        12/01/2006 A               76,604
----------------------------------------------------------------------------------------------------------------------------------
        45,000  CA Statewide CDA (Escrow Term)                      6.750      09/01/2037        09/01/2014 A               48,471
----------------------------------------------------------------------------------------------------------------------------------
       335,000  CA Statewide CDA (Fairfield Apartments) 1           6.500      01/01/2016        10/10/2011 B              326,823
----------------------------------------------------------------------------------------------------------------------------------
       580,000  CA Statewide CDA (Family House & Housing
                Foundation-Torrence I) 1                            7.000      04/20/2036        04/20/2011 A              660,585
----------------------------------------------------------------------------------------------------------------------------------
        35,000  CA Statewide CDA
                (John Muir/Mt. Diablo Health System) 1              5.250      08/15/2027        08/15/2007 A               36,038
----------------------------------------------------------------------------------------------------------------------------------
       400,000  CA Statewide CDA (Kaiser Permanente) 1              5.300      12/01/2015        06/01/2007 A              413,620
----------------------------------------------------------------------------------------------------------------------------------
       250,000  CA Statewide CDA (Live Oak School) 1                6.750      10/01/2030        10/01/2011 A              266,085


             30 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON       MATURITY        (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      100,000  CA Statewide CDA (Multifamily)                      5.700% 2   09/20/2021        09/20/2014 A        $      42,346
----------------------------------------------------------------------------------------------------------------------------------
       100,000  CA Statewide CDA (Multifamily)                      5.740 2    09/20/2023        09/20/2014 A               37,373
----------------------------------------------------------------------------------------------------------------------------------
       100,000  CA Statewide CDA
                (Quail Ridge Apartments) 1                          5.375      07/01/2032        07/01/2014 A              101,638
----------------------------------------------------------------------------------------------------------------------------------
       480,000  CA Statewide CDA (Rio Bravo) 1                      6.300      12/01/2018        12/01/2006 A              487,426
----------------------------------------------------------------------------------------------------------------------------------
       335,000  CA Statewide CDA (Sycamore) 1                       6.000      03/20/2038        03/20/2017 A              360,671
----------------------------------------------------------------------------------------------------------------------------------
       100,000  CA Statewide CDA COP (Internext Group) 1            5.375      04/01/2017        04/01/2010 A              101,570
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  CA Statewide CDA Linked PARS & INFLOS 1             5.600 6    10/01/2011        03/15/2010 B            1,060,070
----------------------------------------------------------------------------------------------------------------------------------
     1,390,000  CA Statewide Financing Authority
                Tobacco Settlement (TASC)                           5.625      05/01/2029        07/30/2010 C            1,427,600
----------------------------------------------------------------------------------------------------------------------------------
       955,000  CA Statewide Financing Authority
                Tobacco Settlement (TASC)                           5.625      05/01/2029        04/04/2011 C              980,833
----------------------------------------------------------------------------------------------------------------------------------
       250,000  CA Statewide Financing Authority
                Tobacco Settlement (TASC)                           6.000      05/01/2037        05/01/2012 A              261,448
----------------------------------------------------------------------------------------------------------------------------------
        10,000  CA Universities & Colleges                          5.800      09/01/2007        09/01/2006 A               10,014
----------------------------------------------------------------------------------------------------------------------------------
       100,000  CA University (CSU Institute) 1                     4.875      06/01/2008        12/01/2006 A              100,893
----------------------------------------------------------------------------------------------------------------------------------
        50,000  CA University (Fullerton Student Union) 1           5.400      03/01/2016        09/01/2006 A               51,063
----------------------------------------------------------------------------------------------------------------------------------
        30,000  CA University (Fullerton Student Union) 1           5.400      03/01/2021        09/01/2006 A               30,637
----------------------------------------------------------------------------------------------------------------------------------
        25,000  CA University (Northridge) 1                        5.000      11/01/2022        11/01/2007 A               25,700
----------------------------------------------------------------------------------------------------------------------------------
         5,000  CA University (San Diego State University)          5.000      11/01/2018        11/01/2007 A                5,149
----------------------------------------------------------------------------------------------------------------------------------
        45,000  CA Valley Health System COP                         6.875      05/15/2023        11/15/2006 A               45,059
----------------------------------------------------------------------------------------------------------------------------------
       425,000  CA Valley Health System, Series A                   6.500      05/15/2025        11/15/2006 A              434,376
----------------------------------------------------------------------------------------------------------------------------------
       100,000  CA Veterans GO                                      4.700      12/01/2012        12/01/2006 A              100,021
----------------------------------------------------------------------------------------------------------------------------------
     5,000,000  CA Veterans GO                                      4.700      12/01/2017        06/01/2015 A            5,015,850
----------------------------------------------------------------------------------------------------------------------------------
       200,000  CA Veterans GO                                      5.125      12/01/2019        12/01/2006 A              200,054
----------------------------------------------------------------------------------------------------------------------------------
        50,000  CA Veterans GO                                      5.300      12/01/2029        06/01/2007 A               50,017
----------------------------------------------------------------------------------------------------------------------------------
     1,730,000  CA Veterans GO                                      5.400      12/01/2015        12/01/2008 A            1,788,630
----------------------------------------------------------------------------------------------------------------------------------
       150,000  CA Veterans GO                                      5.500      12/01/2020        12/01/2006 A              151,700
----------------------------------------------------------------------------------------------------------------------------------
       500,000  CA Veterans GO 1                                    5.600      12/01/2032        12/01/2006 A              505,625
----------------------------------------------------------------------------------------------------------------------------------
     1,025,000  CA Veterans GO, Series B                            5.450      12/01/2017        12/01/2006 A            1,027,337
----------------------------------------------------------------------------------------------------------------------------------
        50,000  CA Veterans GO, Series BH                           5.400      12/01/2016        12/01/2009 A               51,717
----------------------------------------------------------------------------------------------------------------------------------
       645,000  CA Veterans GO, Series BH 1                         5.500      12/01/2024        12/01/2006 A              645,581
----------------------------------------------------------------------------------------------------------------------------------
       300,000  CA Veterans GO, Series BH                           5.600      12/01/2032        12/01/2006 A              303,894
----------------------------------------------------------------------------------------------------------------------------------
       250,000  CA Veterans GO, Series BP                           5.500      12/01/2026        12/01/2006 A              250,150
----------------------------------------------------------------------------------------------------------------------------------
       100,000  CA Veterans GO, Series BT                           5.000      12/01/2012        12/01/2006 A              100,368
----------------------------------------------------------------------------------------------------------------------------------
        10,000  CA Veterans GO, Series BT                           5.100      12/01/2013        12/01/2006 A               10,040
----------------------------------------------------------------------------------------------------------------------------------
     1,790,000  CA Veterans GO, Series BT                           5.375      12/01/2016        12/01/2006 A            1,799,022
----------------------------------------------------------------------------------------------------------------------------------
        15,000  CA Veterans GO, Series BX                           5.450      12/01/2024        12/01/2006 A               15,169
----------------------------------------------------------------------------------------------------------------------------------
       140,000  CA Veterans GO, Series BX                           5.500      12/01/2031        06/01/2007 A              141,560
----------------------------------------------------------------------------------------------------------------------------------
     2,490,000  CA Veterans GO, Series BZ                           5.350      12/01/2021        06/01/2008 A            2,537,410
----------------------------------------------------------------------------------------------------------------------------------
        75,000  CA Water Resource Devel. GO, Series N               5.500      06/01/2011        12/01/2006 A               75,098


        31 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON       MATURITY        (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       25,000  CA Water Resource Devel. GO, Series P               5.800%     06/01/2014        12/01/2006 A        $      25,039
----------------------------------------------------------------------------------------------------------------------------------
        50,000  CA Water Resource Devel. GO, Series Q               5.000      03/01/2016        09/01/2006 A               50,045
----------------------------------------------------------------------------------------------------------------------------------
       715,000  Calaveras County Special Tax Community
                Facilities District No. 2 1                         7.000      09/01/2026        09/01/2011 A              783,998
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Calleguas-Las Virgines Public Financing
                Authority Municipal Water District 1                5.000      11/01/2023        07/30/2010 C               51,411
----------------------------------------------------------------------------------------------------------------------------------
        45,000  Camarillo Hsg. (Park Glenn Apartments) 1            5.400      03/01/2028        03/01/2008 A               45,339
----------------------------------------------------------------------------------------------------------------------------------
        60,000  Camrosa Water District 1                            5.500      01/15/2011        01/15/2007 A               60,978
----------------------------------------------------------------------------------------------------------------------------------
       140,000  Capistrano Unified School District 1                5.875      09/01/2031        09/01/2011 A              151,480
----------------------------------------------------------------------------------------------------------------------------------
        75,000  Capistrano Unified School District
                (Las Flores) 1                                      5.000      09/01/2023        09/01/2010 A               77,318
----------------------------------------------------------------------------------------------------------------------------------
       130,000  Carlsbad Hsg. & Redevel. Commission
                Tax Allocation                                      5.250      09/01/2019        09/02/2006 A              130,144
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Carlsbad Improvement Bond Act 1915                  6.000      09/02/2022        09/02/2006 A               25,265
----------------------------------------------------------------------------------------------------------------------------------
       125,000  Carlsbad Unified School District COP
                (Aviara Oaks Middle School) 1                       5.300      06/01/2022        12/01/2006 A              127,630
----------------------------------------------------------------------------------------------------------------------------------
       120,000  Carson Improvement Bond Act 1915                    5.800      09/02/2013        09/02/2006 A              123,713
----------------------------------------------------------------------------------------------------------------------------------
       110,000  Carson Improvement Bond Act 1915                    7.375      09/02/2022        09/02/2006 A              112,871
----------------------------------------------------------------------------------------------------------------------------------
       250,000  Carson Redevel. Agency 1                            6.000      01/01/2028        01/01/2014 A              260,060
----------------------------------------------------------------------------------------------------------------------------------
        80,000  Castaic Union School District                       8.500      10/01/2013        10/01/2006 A               80,542
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Cathedral City Impovement Bond Act 1915             5.950      09/02/2034        09/02/2006 A               20,609
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Cathedral City Special Tax Community
                Facilities District No. 1                           6.700      09/01/2030        09/01/2008 A               26,607
----------------------------------------------------------------------------------------------------------------------------------
         5,000  Central CA Joint Powers Health Financing
                Authority COP (CALC/CCH/CHCC/FCH/
                SCH/SMCH Obligated Group)                           5.500      02/01/2015        08/01/2006 A                5,003
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Central CA Unified School District                  5.625      03/01/2018        09/01/2006 A               25,039
----------------------------------------------------------------------------------------------------------------------------------
       235,000  Central Coast Water Authority 1                     5.000      10/01/2012        10/01/2006 A              240,109
----------------------------------------------------------------------------------------------------------------------------------
       250,000  Central Coast Water Authority 1                     5.000      10/01/2013        10/01/2006 A              255,435
----------------------------------------------------------------------------------------------------------------------------------
       500,000  Central Coast Water Authority 1                     5.000      10/01/2016        10/01/2006 A              510,915
----------------------------------------------------------------------------------------------------------------------------------
        65,000  Central Coast Water Authority 1                     5.000      10/01/2022        10/01/2006 A               66,197
----------------------------------------------------------------------------------------------------------------------------------
       150,000  Central Coast Water Authority 1                     5.150      10/01/2009        10/01/2006 A              153,314
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Central Contra Costa Sanitation District 1          5.000      09/01/2022        09/01/2010 A               52,068
----------------------------------------------------------------------------------------------------------------------------------
       150,000  Central Valley Financing Authority
                Cogeneration Project (Carson Ice) 1                 5.200      07/01/2020        01/01/2007 A              150,162
----------------------------------------------------------------------------------------------------------------------------------
        95,000  Chico Improvement Bond Act 1915
                (Mission Ranch)                                     5.625      09/02/2012        09/02/2006 A               98,039
----------------------------------------------------------------------------------------------------------------------------------
        35,000  Chico Improvement Bond Act 1915
                (Mission Ranch)                                     6.625      09/02/2011        09/02/2006 A               36,118
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Chico Improvement Bond Act 1915
                (Mission Ranch)                                     6.625      09/02/2013        09/02/2006 A              103,202
----------------------------------------------------------------------------------------------------------------------------------
       115,000  Chico Public Financing Authority                    5.500      04/01/2025        10/01/2006 A              116,985


             32 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON       MATURITY        (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       20,000  Chino Community Facilities District
                No. 99-1 Special Tax                                6.350%     09/01/2029        09/01/2006 A        $      20,433
----------------------------------------------------------------------------------------------------------------------------------
        55,000  Chino Community Facilities District
                Special Tax                                         5.750      09/01/2034        09/01/2014 A               56,881
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Chino Community Facilities District
                Special Tax                                         6.000      09/01/2014        09/01/2009 A               25,515
----------------------------------------------------------------------------------------------------------------------------------
        30,000  Chino Community Facilities District
                Special Tax                                         6.400      09/01/2019        09/01/2007 A               30,965
----------------------------------------------------------------------------------------------------------------------------------
        35,000  Chino Hills Improvement Bond Act 1915               7.500      09/02/2016        09/02/2006 A               36,119
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Chino Hills Improvement Bond Act 1915               7.600      09/02/2021        09/02/2006 A               10,318
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Chowchilla Improvement Bond Act 1915                6.700      09/02/2027        09/02/2014 A               16,299
----------------------------------------------------------------------------------------------------------------------------------
        55,000  Chula Vista Community Facilities District
                (Eastlake Woods)                                    5.700      09/01/2016        09/01/2013 A               57,500
----------------------------------------------------------------------------------------------------------------------------------
     6,250,000  Chula Vista Industrial Devel. RITES                 5.501 4    12/01/2027        12/01/2017 A            6,681,438
----------------------------------------------------------------------------------------------------------------------------------
       220,000  Chula Vista Redevel. Agency 1                       5.375      09/01/2029        09/01/2006 A              226,800
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Chula Vista Redevel. Agency (Bayfront)              7.625      09/01/2024        09/01/2006 A               25,327
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Chula Vista Redevel. Agency (Bayfront)              8.000      05/01/2014        11/01/2006 A               25,497
----------------------------------------------------------------------------------------------------------------------------------
       500,000  Chula Vista Redevel. Agency (Bayfront) 3            8.250      05/01/2024        11/01/2006 A              510,225
----------------------------------------------------------------------------------------------------------------------------------
        60,000  Chula Vista Special Tax                             7.625      09/01/2029        09/01/2009 A               67,431
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Clayton Financing Authority Special Tax             5.900      09/02/2022        09/02/2010 A               51,633
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Clayton Redevel. Agency                             5.500      08/01/2024        08/01/2006 A               25,196
----------------------------------------------------------------------------------------------------------------------------------
       935,000  Coalinga Regional Medical Center COP 1              5.000      09/01/2014        09/01/2008 B              919,423
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Colton Community Facilities District
                Special Tax                                         5.800      09/01/2018        09/01/2006 A               25,012
----------------------------------------------------------------------------------------------------------------------------------
       175,000  Colton Joint Unified School District                5.700      09/01/2034        09/01/2013 A              178,542
----------------------------------------------------------------------------------------------------------------------------------
        30,000  Colton Public Financing Authority                   5.300      08/01/2027        08/01/2008 A               31,125
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Colton Redevel. Agency (West Valley)                6.375      09/01/2035        09/01/2006 A               20,019
----------------------------------------------------------------------------------------------------------------------------------
       815,000  Commerce Community Devel. Corp.
                Tax Allocation 1                                    5.750      08/01/2010        08/01/2007 A              839,752
----------------------------------------------------------------------------------------------------------------------------------
        70,000  Commerce Community Devel. Corp.
                Tax Allocation                                      6.000      08/01/2021        08/01/2007 A               72,428
----------------------------------------------------------------------------------------------------------------------------------
        40,000  Concord Joint Powers Financing Authority
                (Concord Police Facilities)                         5.250      08/01/2019        08/01/2006 A               40,022
----------------------------------------------------------------------------------------------------------------------------------
       400,000  Contra Costa County Public Financing
                Authority (Bay Pointe Redevel.)                     6.900      08/01/2025        08/01/2006 A              404,808
----------------------------------------------------------------------------------------------------------------------------------
     3,075,000  Contra Costa County Special Tax
                Community Facilities District                       5.580      08/01/2016        08/01/2008 A            3,145,079
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Contra Costa Water District 1                       5.000      10/01/2022        10/01/2007 A               15,157
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Coronado Community Devel.                           5.500      09/01/2022        09/01/2006 A               51,075
----------------------------------------------------------------------------------------------------------------------------------
        30,000  Crescent City Public Financing Authority            7.750      09/15/2012        09/15/2006 A               30,083
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Cypress Improvement Bond Act 1915
                (Business & Professional Center)                    5.700      09/02/2022        03/02/2007 A               20,066


             33 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON       MATURITY        (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       20,000  Davis Joint Unified School District Special
                Tax Community Facilities District No. 2             5.300%     08/15/2024        08/15/2007 A        $      20,497
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Davis Public Facilities Financing Authority
                (Mace Ranch Area)                                   6.300      09/01/2023        09/01/2009 A               15,592
----------------------------------------------------------------------------------------------------------------------------------
       300,000  Del Mar Unified School District                     5.875      09/01/2038        09/01/2006 A              306,111
----------------------------------------------------------------------------------------------------------------------------------
        30,000  Dixon Public Financing Authority                    5.700      09/02/2020        03/02/2008 A               30,152
----------------------------------------------------------------------------------------------------------------------------------
       245,000  Duarte COP (Hope National Medical Center) 1         5.250      04/01/2024        04/01/2009 A              250,767
----------------------------------------------------------------------------------------------------------------------------------
        90,000  Duarte Hsg. (Heritage Park Apartments) 1            5.850      05/01/2030        11/01/2007 A               92,696
----------------------------------------------------------------------------------------------------------------------------------
        25,000  East Bay Municipal Utility District 1               5.000      06/01/2013        12/01/2006 A               25,494
----------------------------------------------------------------------------------------------------------------------------------
        15,000  East Bay Municipal Utility District                 5.000      06/01/2014        12/01/2006 A               15,314
----------------------------------------------------------------------------------------------------------------------------------
       115,000  East Bay Municipal Utility District 1               5.000      06/01/2026        12/01/2006 A              116,175
----------------------------------------------------------------------------------------------------------------------------------
       490,000  East Bay Municipal Utility District
                (Wastewater Treatment System) 1                     5.000      06/01/2016        12/01/2006 D              500,241
----------------------------------------------------------------------------------------------------------------------------------
        10,000  East Bay Municipal Utility District
                (Wastewater Treatment System)                       5.250      06/01/2017        06/01/2008 A               10,339
----------------------------------------------------------------------------------------------------------------------------------
     4,055,000  East Bay Municipal Utility District Floaters 3      3.640 6    06/01/2035        08/03/2006 D            4,055,000
----------------------------------------------------------------------------------------------------------------------------------
       100,000  East Side Union High School District                5.000      09/01/2018        09/01/2006 A              100,082
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Eastern CA Municipal Water District                 5.950      09/01/2033        09/01/2006 A               25,512
----------------------------------------------------------------------------------------------------------------------------------
        80,000  Eastern CA Municipal Water District
                (Crown Valley Village)                              5.500      09/01/2028        09/01/2006 A               81,612
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Eastern CA Municipal Water District
                (Crown Valley Village)                              5.625      09/01/2034        09/01/2006 A               15,303
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Eastern CA Municipal Water District
                (Promontory Park)                                   5.500      09/01/2024        03/24/2023 B               49,856
----------------------------------------------------------------------------------------------------------------------------------
       125,000  Eastern CA Municipal Water District
                (Sheffield/Rancho)                                  5.875      09/01/2034        09/01/2006 A              127,549
----------------------------------------------------------------------------------------------------------------------------------
        50,000  El Centro Redevel. Agency                           5.500      11/01/2026        11/01/2008 A               51,159
----------------------------------------------------------------------------------------------------------------------------------
       145,000  El Dorado County Special Tax                        6.250      09/01/2029        09/01/2009 A              150,830
----------------------------------------------------------------------------------------------------------------------------------
        50,000  El Monte Public Financing Authority 1               5.750      06/01/2028        06/01/2010 A               51,054
----------------------------------------------------------------------------------------------------------------------------------
        25,000  El Monte Public Financing Authority
                (El Monte Community Redevel.) 1                     5.750      06/01/2028        06/01/2010 A               25,527
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Elk Grove Special Tax
                (East Franklin Community)                           5.850      08/01/2036        08/01/2009 A               10,374
----------------------------------------------------------------------------------------------------------------------------------
        75,000  Elk Grove Special Tax
                (East Franklin Community)                           6.000      08/01/2033        08/01/2007 A               79,354
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Emeryville Public Financing Authority               6.100      09/01/2012        09/01/2006 A               25,042
----------------------------------------------------------------------------------------------------------------------------------
       145,000  Emeryville Public Financing Authority 1             6.200      09/01/2025        09/01/2006 A              145,260
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Encinitas Improvement Bond Act 1915                 6.900      09/02/2017        09/02/2006 A               26,190
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Escondido Joint Powers Financing Authority
                (California Center for the Arts) 1                  6.000      09/01/2018        09/01/2006 A            1,005,770
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Etiwanda School District                            6.250      09/01/2022        09/01/2006 A               20,427
----------------------------------------------------------------------------------------------------------------------------------
       105,000  Etiwanda School District Facilities                 5.900      09/01/2031        09/01/2011 A              108,501


             34 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON       MATURITY        (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       30,000  Fairfield Improvement Bond Act 1915
                (Green Valley Road/Mangels Blvd.)                   7.200%     09/02/2009        09/02/2006 A        $      30,961
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Florin Resource Conservation District COP 3         6.000      02/01/2029        02/01/2015 A               15,244
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Folsom Public Financing Authority                   5.000      11/01/2028        11/01/2007 A               20,249
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Folsom Public Financing Authority                   5.400      09/02/2020        03/02/2008 A               25,121
-----------------------------------------------------------------------------------------------------------------------------------
        25,000  Folsom Public Financing Authority                   5.625      09/02/2020        03/02/2011 A               25,565
-----------------------------------------------------------------------------------------------------------------------------------
        10,000  Folsom Public Financing Authority                   6.875      09/02/2019        09/02/2006 A               10,220
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Folsom Special Tax Community Facilities
                District No. 7                                      6.000      09/01/2024        09/01/2011 A               20,963
----------------------------------------------------------------------------------------------------------------------------------
       140,000  Fontana Special Tax (Sierra Hills)                  6.000      09/01/2034        09/01/2014 A              147,073
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Fresno Unified School District                      5.375      08/01/2021        08/01/2006 A               10,153
----------------------------------------------------------------------------------------------------------------------------------
        30,000  Fresno Unified School District                      5.400      08/01/2017        08/01/2007 A               30,498
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Fresno Water System, Series A                       5.000      06/01/2024        06/01/2008 A              102,497
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Fullerton Community Facilities
                District No. 1 Special Tax (Amerige Heights)        6.200      09/01/2032        09/01/2012 A               26,380
----------------------------------------------------------------------------------------------------------------------------------
        80,000  Fullerton School District Special Tax               6.300      09/01/2023        09/01/2013 A               85,854
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Galt Improvement Bond Act 1915                      5.900      09/02/2022        09/02/2006 A               25,760
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Garden Grove COP
                (Bahia Village/Emerald Isle) 1                      5.700      08/01/2023        08/01/2006 A               50,090
-----------------------------------------------------------------------------------------------------------------------------------
         5,000  Glendora Public Finance Authority                   7.625      09/01/2010        09/01/2006 A                5,012
-----------------------------------------------------------------------------------------------------------------------------------
       880,000  Hawthorne Community Redevel. Agency
                Special Tax 3                                       6.750      10/01/2025        10/01/2006 A              893,913
-----------------------------------------------------------------------------------------------------------------------------------
       140,000  Hawthorne Parking Authority                         8.000      09/01/2015        09/01/2006 A              141,582
-----------------------------------------------------------------------------------------------------------------------------------
       135,000  Hawthorne Parking Authority                         8.125      09/01/2019        09/01/2006 A              136,580
-----------------------------------------------------------------------------------------------------------------------------------
        45,000  Hayward Improvement Bond Act 1915                   7.100      09/02/2018        09/02/2006 A               45,525
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Hayward Public Finance Authority
                (Hayward Water System)                              5.000      06/01/2011        06/01/2007 A               50,046
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Hayward Public Finance Authority
                (Hayward Water System)                              5.100      06/01/2013        12/01/2006 A               50,051
----------------------------------------------------------------------------------------------------------------------------------
         5,000  Haywood COP (Civic Center)                          5.250      08/01/2026        08/01/2006 A                5,054
----------------------------------------------------------------------------------------------------------------------------------
        40,000  Healdsburg Community Redevel. Agency
                (Sotoyome Community Devel.)                         5.250      12/01/2025        12/01/2006 A               40,604
----------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Hesperia Public Financing Authority,
                Tranche A                                           0.000 5    09/01/2035        09/01/2006 A            2,000,040
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Hollister Improvement Bond Act 1915                 7.125      09/02/2022        09/02/2006 A               10,315
----------------------------------------------------------------------------------------------------------------------------------
         5,000  Horicon Elementary School District                  6.100      08/01/2021        08/01/2007 A                5,171
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Huntington Beach City School District               5.000      08/01/2020        08/01/2011 A               52,971
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Huntington Beach Community
                Facilities District                                 5.400      10/01/2020        10/01/2011 A               15,462
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Huntington Beach Public
                Financing Authority                                 5.500      12/15/2027        12/15/2006 A               10,251
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Imperial County Special Tax                         6.500      09/01/2031        03/04/2026 B               26,264


             35 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON       MATURITY        (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       40,000  Indio Hsg. (Olive Court Apartments) 1               6.375%     12/01/2026        12/01/2009 A        $      40,926
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Indio Improvement Bond Act 1915
                Assessment District No. 2002-3                      6.350      09/02/2027        09/02/2012 A               21,667
----------------------------------------------------------------------------------------------------------------------------------
       115,000  Indio Public Financing Authority                    5.350      08/15/2027        08/15/2006 A              117,406
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Industry Urban Devel. Agency                        5.000      05/01/2024        05/01/2007 A               25,603
----------------------------------------------------------------------------------------------------------------------------------
       235,000  Intercommunity Hospital Financing
                Authority COP 1                                     5.250      11/01/2019        11/01/2010 A              240,682
----------------------------------------------------------------------------------------------------------------------------------
       150,000  Irvine GO                                           5.550      09/02/2026        09/02/2013 A              154,535
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Irvine Improvement Bond Act 1915                    5.600      09/02/2022        09/02/2014 A               20,606
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Irvine Improvement Bond Act 1915                    5.625      09/02/2024        09/02/2013 A               15,449
----------------------------------------------------------------------------------------------------------------------------------
        80,000  Jurupa Community Facilities District
                Special Tax                                         5.875      09/01/2033        09/01/2006 A               81,632
----------------------------------------------------------------------------------------------------------------------------------
        70,000  Kern County (Fire Dept.) COP 1                      5.250      05/01/2013        05/01/2007 A               71,399
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Kern County (Fire Dept.) COP                        5.250      05/01/2015        05/01/2007 A               51,014
----------------------------------------------------------------------------------------------------------------------------------
         5,000  Kingsburg Public Financing Authority                7.800      09/15/2010        09/15/2006 A                5,014
----------------------------------------------------------------------------------------------------------------------------------
        30,000  La Habra Redevel. Agency Community
                Facilities District                                 5.300      09/01/2007        09/02/2006 A               30,019
----------------------------------------------------------------------------------------------------------------------------------
        30,000  La Habra Redevel. Agency Community
                Facilities District                                 6.000      09/01/2014        09/02/2006 A               30,026
----------------------------------------------------------------------------------------------------------------------------------
        45,000  La Mesa Improvement Bond Act 1915                   5.750      09/02/2023        09/02/2011 A               46,021
----------------------------------------------------------------------------------------------------------------------------------
       215,000  La Quinta Redevel. Agency Tax Allocation 1          5.200      09/01/2028        09/01/2007 A              220,775
----------------------------------------------------------------------------------------------------------------------------------
     5,000,000  La Verne COP (Bethren Hillcrest Homes) 1            5.600      02/15/2033        02/15/2013 A            5,228,100
----------------------------------------------------------------------------------------------------------------------------------
       520,000  Lake Elsinore Public Financing Authority,
                Series F 1                                          7.100      09/01/2020        09/01/2007 A              545,173
----------------------------------------------------------------------------------------------------------------------------------
       300,000  Lake Elsinore Redevel. Agency                       6.050      10/01/2024        10/01/2011 A              314,178
----------------------------------------------------------------------------------------------------------------------------------
       500,000  Lake Elsinore Special Tax 1                         5.100      09/01/2022        09/01/2017 A              505,255
----------------------------------------------------------------------------------------------------------------------------------
        75,000  Lake Elsinore Unified School District               5.870      09/01/2029        09/01/2006 A               76,530
----------------------------------------------------------------------------------------------------------------------------------
       175,000  Lake Elsinore Unified School District               5.900      09/01/2034        09/01/2006 A              178,579
----------------------------------------------------------------------------------------------------------------------------------
        90,000  Lake Elsinore Unified School District               6.000      09/01/2034        09/01/2006 A               91,841
----------------------------------------------------------------------------------------------------------------------------------
        35,000  Lancaster Community Facilities District
                Special Tax                                         6.000      10/01/2016        10/01/2008 A               36,133
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Lancaster Redevel. Agency
                (Desert Sands Mobile Home Park)                     6.375      11/01/2027        11/01/2009 A               20,213
----------------------------------------------------------------------------------------------------------------------------------
       115,000  Lathrop Financing Authority (Water Supply) 1        5.700      06/01/2019        06/01/2013 A              120,490
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Lathrop Financing Authority (Water Supply) 1        5.750      06/01/2020        06/01/2013 A               15,683
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Lathrop Financing Authority (Water Supply) 1        5.900      06/01/2023        06/01/2013 A               52,471
----------------------------------------------------------------------------------------------------------------------------------
     1,440,000  Lathrop Financing Authority (Water Supply) 1        5.900      06/01/2027        06/01/2013 A            1,512,850
----------------------------------------------------------------------------------------------------------------------------------
     1,075,000  Lathrop Financing Authority (Water Supply) 1        6.000      06/01/2035        06/01/2013 A            1,121,644
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Lathrop Improvement Bond Act 1915
                (Louise Avenue)                                     6.875      09/02/2017        09/01/2006 A               15,472


             36 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON       MATURITY        (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       10,000  Lathrop Improvement Bond Act 1915
                (Mossdale Village Assessment
                District No. 03-1)                                  6.000%     09/02/2021        03/02/2008 A        $      10,304
----------------------------------------------------------------------------------------------------------------------------------
        60,000  Lathrop Improvement Bond Act 1915
                (Mossdale Village)                                  6.125      09/02/2028        09/02/2006 A               61,873
----------------------------------------------------------------------------------------------------------------------------------
       155,000  Lincoln Improvement Bond Act 1915
                Public Financing Authority (Twelve Bridges)         6.200      09/02/2025        09/02/2009 A              162,680
----------------------------------------------------------------------------------------------------------------------------------
       250,000  Lincoln Special Tax                                 5.900      09/01/2024        09/01/2015 A              266,160
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Livermore Capital Projects Financing
                Authority                                           5.650      09/02/2016        09/02/2006 A               25,510
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Livermore Community Facilities District
                Special Tax (Tri Valley Tech Park)                  5.750      09/01/2012        09/01/2010 A               15,588
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Livermore Community Facilities District
                Special Tax (Tri Valley Tech Park)                  6.400      09/01/2026        09/01/2010 A               52,164
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Livermore Community Facilities District
                Special Tax (Tri Valley Tech Park)                  6.400      09/01/2030        09/01/2008 A               15,640
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Loma Linda Collateralized Loan (Redlands)           7.375      06/01/2009        12/01/2006 A               10,293
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Loma Linda Collateralized Loan (Redlands)           7.375      06/01/2009        12/01/2006 A               10,037
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Long Beach Airport COP                              5.000      06/01/2016        12/01/2006 A               50,048
----------------------------------------------------------------------------------------------------------------------------------
       150,000  Long Beach Special Tax (Towne Center)               5.900      10/01/2010        10/01/2006 A              153,281
----------------------------------------------------------------------------------------------------------------------------------
        35,000  Long Beach Special Tax Community Facilities
                District No. 3                                      6.375      09/01/2023        09/01/2009 A               36,505
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Long Beach Special Tax Community Facilities
                District No. 6                                      6.250      10/01/2026        10/01/2012 A               26,483
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Long Beach Unified School District                  5.250      08/01/2029        08/01/2007 A               25,752
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Long Beach Unified School District                  5.300      08/01/2018        08/01/2007 A               20,487
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Long Beach Unified School District                  5.500      08/01/2029        08/01/2007 A               51,199
----------------------------------------------------------------------------------------------------------------------------------
       150,000  Los Angeles Community Facilities District
                Special Tax (Cascade Business Park)                 6.400      09/01/2022        09/01/2007 A              155,084
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Los Angeles Community Redevel. Agency
                (Cinerama Dome Public Parking)                      5.700      07/01/2020        07/01/2010 A               26,075
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Los Angeles Community Redevel. Agency
                (Grand Central Square)                              5.200      12/01/2018        11/01/2006 A               50,036
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Los Angeles Community Redevel. Agency
                (Grand Central Square)                              5.200      12/01/2019        11/01/2006 A               20,014
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Los Angeles County COP
                (Antelope Valley Courthouse)                        5.250      11/01/2027        11/01/2010 A               10,369
----------------------------------------------------------------------------------------------------------------------------------
        90,000  Los Angeles County COP
                (Insured Health Clinic) 1                           5.800      12/01/2023        12/01/2006 A               90,383
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Los Angeles County Metropolitan
                Transportation Authority                            5.000      07/01/2023        07/01/2009 A               25,815
----------------------------------------------------------------------------------------------------------------------------------
         5,000  Los Angeles County Metropolitan
                Transportation Authority                            5.000      07/01/2023        07/01/2008 A                5,124


             37 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON       MATURITY        (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       40,000  Los Angeles County Public Works
                Financing Authority, Series B                       5.250%     09/01/2014        09/01/2006 A        $      40,845
----------------------------------------------------------------------------------------------------------------------------------
       140,000  Los Angeles Dept. of Airports
                (Los Angeles International Airport) 1               5.500      05/15/2009        11/15/2006 A              140,857
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Los Angeles Dept. of Airports
                (Los Angeles International Airport)                 5.500      05/15/2015        05/15/2007 A               10,062
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Los Angeles Dept. of Airports
                (Ontario International Airport)                     5.800      05/15/2010        11/15/2006 A               10,114
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Los Angeles Dept. of Airports
                (Ontario International Airport) 1                   5.900      05/15/2011        11/15/2006 A              101,144
----------------------------------------------------------------------------------------------------------------------------------
       200,000  Los Angeles Dept. of Airports
                (Ontario International Airport) 1                   5.900      05/15/2012        05/15/2007 A              202,288
----------------------------------------------------------------------------------------------------------------------------------
       215,000  Los Angeles Dept. of Airports
                (Ontario International Airport) 1                   6.000      05/15/2026        11/15/2006 A              217,498
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Los Angeles Dept. of Water & Power 1                4.750      08/15/2017        08/15/2006 A               15,008
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Los Angeles Dept. of Water & Power                  4.750      10/15/2020        10/15/2006 A               10,005
----------------------------------------------------------------------------------------------------------------------------------
       160,000  Los Angeles Harbor Dept. 1                          5.375      11/01/2025        11/01/2006 A              162,086
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Los Angeles Harbor Dept., Series B                  5.375      11/01/2023        11/01/2006 A               10,127
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Los Angeles Hsg. (Arminta North & South) 1          7.700      06/20/2028        12/20/2006 A               20,642
----------------------------------------------------------------------------------------------------------------------------------
         5,000  Los Angeles Hsg. (Multifamily)                      5.750      01/01/2024        01/01/2007 A                5,022
----------------------------------------------------------------------------------------------------------------------------------
        80,000  Los Angeles Hsg. (Multifamily) 1                    5.900      01/01/2030        07/01/2009 A               82,109
----------------------------------------------------------------------------------------------------------------------------------
     1,200,000  Los Angeles Hsg. (Park Plaza) 1                     5.500      01/20/2043        07/20/2011 A            1,247,436
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Los Angeles Mtg. (Section 8)                        5.350      07/01/2022        01/01/2007 A               10,006
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Los Angeles Mtg. (Section 8)                        6.500      07/01/2022        03/04/2007 A               25,256
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Los Angeles Regional Airports
                Improvement Corp. (Laxfuel Corp.) 1                 5.250      01/01/2023        01/01/2012 A              102,192
----------------------------------------------------------------------------------------------------------------------------------
        70,000  Los Angeles Single Family Mtg.
                (GNMA & FNMA Mtg. Backed), Series A 1               6.875      06/01/2025        12/01/2006 A               71,758
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Los Angeles Unified School District GO              5.000      07/01/2023        07/01/2008 A               51,746
----------------------------------------------------------------------------------------------------------------------------------
        35,000  M-S-R Public Power Agency (San Juan) 1              6.000      07/01/2022        01/01/2007 A               38,385
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Madera County COP
                (Valley Children's Hospital) 1                      5.000      03/15/2023        03/15/2008 A               25,559
----------------------------------------------------------------------------------------------------------------------------------
       275,000  Madera County COP
                (Valley Children's Hospital) 1                      5.750      03/15/2028        09/15/2006 A              277,965
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Menifee Union School District Special Tax           6.050      09/01/2026        09/01/2012 A               26,309
----------------------------------------------------------------------------------------------------------------------------------
       125,000  Mill Valley COP (The Redwoods) 1                    5.750      12/01/2020        12/01/2006 A              128,266
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Milpitas Improvement Bond Act 1915                  5.700      09/02/2018        09/02/2006 A               10,309
----------------------------------------------------------------------------------------------------------------------------------
       425,000  Modesto Irrigation District COP 1                   5.300      07/01/2022        01/01/2007 A              425,472
----------------------------------------------------------------------------------------------------------------------------------
       370,000  Modesto Irrigation District COP 1                   5.300      07/01/2022        01/01/2007 A              370,192
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Montclair Redevel. Agency Mobile Home
                Park (Augusta Homes Villa Del Arroyo)               6.100      11/15/2037        11/15/2014 A               10,339
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Montclair Redevel. Agency Mobile
                Home Park (Hacienda Mobile Home Park)               6.000      11/15/2029        11/15/2014 A               25,846


                         38 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON       MATURITY        (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       20,000  Montclair Redevel. Agency Mobile
                Home Park (Villa Mobile Home Park)                  6.100%      06/15/2029       06/15/2009 A        $      20,872
----------------------------------------------------------------------------------------------------------------------------------
       115,000  Montclair Redevel. Agency Tax Allocation
                (Redevel. Project Area III)                         5.500       12/01/2027       12/01/2006 A              117,792
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Montebello Community Redevel. Agency
                (South Montebello)                                  5.500       09/01/2022       09/01/2011 A               10,143
----------------------------------------------------------------------------------------------------------------------------------
        60,000  Monterey County COP
                (Natividad Medical Center)                          5.700       08/01/2017       08/01/2006 A               60,686
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Monterey County COP
                (Natividad Medical Center) 1                        5.750       08/01/2028       08/01/2006 A               50,569
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Monterey County COP (Sheriffs Facility)             5.000       12/01/2014       12/01/2006 A               10,010
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Monterey Joint Powers Financing Authority
                (Materials Recovery Facilities)                     5.500       03/01/2010       09/01/2006 A               10,111
----------------------------------------------------------------------------------------------------------------------------------
        45,000  Monterey Joint Powers Financing Authority
                (Materials Recovery Facilities)                     5.600       03/01/2012       09/01/2006 A               45,722
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Monterey Joint Powers Financing Authority
                (Materials Recovery Facilities)                     5.600       03/01/2013       09/01/2006 A               50,927
----------------------------------------------------------------------------------------------------------------------------------
        65,000  Monterey Joint Powers Financing Authority
                (Materials Recovery Facilities)                     5.700       03/01/2015       09/01/2006 A               66,527
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Monterey Joint Powers Financing Authority
                (Materials Recovery Facilities)                     5.700       03/01/2016       09/01/2006 A               20,519
----------------------------------------------------------------------------------------------------------------------------------
        70,000  Moorpark Mobile Home Park
                (Villa Del Arroyo) 1                                6.300       05/15/2030       05/15/2010 A               75,097
----------------------------------------------------------------------------------------------------------------------------------
        60,000  Moorpark Mobile Home Park
                (Villa Del Arroyo) 1                                7.050       05/15/2035       12/26/2006 A               60,019
----------------------------------------------------------------------------------------------------------------------------------
        55,000  Moreno Valley Special Tax
                (Towngate Community Facilities)                     6.125       12/01/2021       12/01/2006 A               55,449
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Morgan Hill Improvement Bond Act 1915               5.600       09/02/2018       09/02/2006 A               50,008
----------------------------------------------------------------------------------------------------------------------------------
       120,000  Morgan Hill Improvement Bond Act 1915               5.650       09/02/2023       09/02/2006 A              120,029
----------------------------------------------------------------------------------------------------------------------------------
       250,000  Mountain View Shoreline Regional
                Park Community 1                                    5.500       08/01/2013       08/01/2006 A              255,323
----------------------------------------------------------------------------------------------------------------------------------
        85,000  Mountain View Shoreline Regional
                Park Community                                      5.500       08/01/2021       08/01/2006 A               86,805
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Murrieta Community Facilities District
                Special Tax (Blackmore Ranch)                       6.100       09/01/2034       09/01/2011 A               10,519
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Murrieta Community Facilities District
                Special Tax (Bluestone)                             6.300       09/01/2031       09/01/2013 A               10,657
----------------------------------------------------------------------------------------------------------------------------------
       700,000  Murrieta Community Facilities District
                Special Tax (Bremerton) 1                           5.625       09/01/2034       09/01/2009 A              730,667
----------------------------------------------------------------------------------------------------------------------------------
       105,000  Murrieta Community Facilities District
                Special Tax (Murrieta Springs)                      5.500       09/01/2034       09/01/2011 A              106,409
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Murrieta Improvement Bond Act 1915                  6.375       09/01/2031       09/01/2011 A               53,467
----------------------------------------------------------------------------------------------------------------------------------

        10,000  Murrieta Valley Unified School District
                Special Tax                                         5.700       09/01/2018       09/01/2006 A               10,161


             39 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON       MATURITY        (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       25,000  Murrieta Valley Unified School District
                Special Tax                                         6.200%     09/01/2026        09/01/2006 A        $      25,521
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Murrieta Valley Unified School District
                Special Tax                                         6.300      09/01/2024        03/01/2012 A               26,855
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Murrieta Valley Unified School District
                Special Tax                                         6.375      09/01/2032        03/01/2012 A               26,638
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Murrieta Water Public Financing Authority           5.700      10/01/2021        10/01/2006 A               51,156
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Needles Public Utility Authority                    6.350      02/01/2012        02/01/2009 A               10,295
----------------------------------------------------------------------------------------------------------------------------------
        30,000  Needles Public Utility Authority 1                  6.650      02/01/2032        02/01/2009 A               30,918
----------------------------------------------------------------------------------------------------------------------------------
        75,000  Northern CA Power Agency (Hydroelectric) 1          5.125      07/01/2023        07/01/2008 A               77,053
----------------------------------------------------------------------------------------------------------------------------------
     2,310,000  Northern CA Tobacco Securitization
                Authority (TASC)                                    0.000 5    06/01/2027        06/12/2016 C            2,113,627
----------------------------------------------------------------------------------------------------------------------------------
     2,935,000  Northern CA Tobacco Securitization
                Authority (TASC) 1                                  4.750      06/01/2023        07/18/2011 B            2,919,679
----------------------------------------------------------------------------------------------------------------------------------
        35,000  Novato GO                                           5.000      08/01/2012        08/01/2006 A               35,092
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Oakdale Public Financing Authority
                Tax Allocation (Central City Redevel.)              6.100      06/01/2027        06/01/2007 A               51,362
----------------------------------------------------------------------------------------------------------------------------------
       250,000  Oakland Unified School District                     5.000      08/01/2013        08/01/2006 A              250,230
----------------------------------------------------------------------------------------------------------------------------------
        30,000  Oakland Unified School District                     5.125      08/01/2016        08/01/2006 A               30,032
----------------------------------------------------------------------------------------------------------------------------------
        85,000  Oakland Unified School District                     5.250      08/01/2021        08/01/2007 A               86,873
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Olivenhain Municipal Water District
                Bond Act 1915                                       5.450      09/02/2027        09/02/2009 A               51,553
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Orange County Community Facilities
                District (Ladera Ranch)                             5.550      08/15/2033        08/15/2012 A               25,473
----------------------------------------------------------------------------------------------------------------------------------
        80,000  Orange County Improvement Bond Act 1915             5.500      09/02/2018        03/02/2008 A               80,569
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Orange County Improvement
                Bond Act 1915 (Irvine Coast Assessment)             5.850      09/02/2013        09/02/2006 A               20,519
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Oroville Hospital 1                                 5.400      12/01/2022        12/01/2006 A               25,280
----------------------------------------------------------------------------------------------------------------------------------
     1,415,000  Oxnard Harbor District 1                            5.550      08/01/2013        08/01/2007 A            1,460,988
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Oxnard Improvement Bond Act 1915
                (Rice Avenue)                                       5.700      09/02/2032        09/02/2006 A               51,395
----------------------------------------------------------------------------------------------------------------------------------
        40,000  Oxnard School District COP                          5.550      08/01/2021        08/01/2006 A               40,334
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Oxnard School District, Series A                    5.250      08/01/2027        08/01/2006 A               20,245
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Oxnard Special Tax Community Facilities
                District No. 1                                      6.000      09/01/2027        09/01/2009 A               10,391
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Palm Desert Financing Authority                     5.900      10/01/2015        10/01/2006 A               20,648
----------------------------------------------------------------------------------------------------------------------------------
        40,000  Palm Desert Financing Authority                     6.000      10/01/2020        10/01/2009 A               41,288
----------------------------------------------------------------------------------------------------------------------------------
       125,000  Palmdale Community Facilities District
                Special Tax                                         5.400      09/01/2035        09/01/2016 A              126,888
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Palmdale Community Redel. Agency                    5.750      08/01/2009        08/01/2006 A               50,053
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Palo Alto Improvement Bond Act 1915
                (University Ave. Area)                              5.100      09/02/2024        09/02/2006 A              102,087


             40 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON       MATURITY        (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      100,000  Palo Alto Improvement Bond Act 1915
                (University Ave. Area)                              5.125%     09/02/2025        09/02/2006 A        $     102,065
----------------------------------------------------------------------------------------------------------------------------------
        45,000  Palo Alto Improvement Bond Act 1915
                (University Ave. Area)                              5.700      09/02/2018        09/02/2006 A               45,942
----------------------------------------------------------------------------------------------------------------------------------
        35,000  Palomar Pomerado Health System 1                    5.000      11/01/2013        11/01/2006 A               35,030
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Paramount Multifamily Hsg.
                (Prince Twin Towers Property) 1                     5.700      02/20/2033        08/20/2009 A               25,402
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Pasadena Public Financing Authority
                (Orange Grove & Villa Parke)                        5.250      06/01/2008        12/01/2006 A               50,143
----------------------------------------------------------------------------------------------------------------------------------
       105,000  Perris Community Facilities District
                Special Tax                                         6.375      09/01/2032        09/01/2013 A              113,094
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Perris Public Financing Authority                   5.750      09/01/2024        09/01/2016 A               10,584
----------------------------------------------------------------------------------------------------------------------------------
       170,000  Perris Public Financing Authority                   7.875      09/01/2025        09/01/2006 A              173,774
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Perris Public Financing Authority, Series A         6.125      09/01/2034        09/01/2014 A               21,420
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Pismo Beach Public Financing Authority              5.250      12/01/2024        12/01/2006 A               50,247
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Pittsburg Improvement Bond Act 1915
                (San Marco Phase I)                                 6.350      09/02/2031        09/02/2011 A               21,117
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Pittsburg Infrastructure Financing Authority        5.850      09/02/2015        08/05/2006 A               51,379
----------------------------------------------------------------------------------------------------------------------------------
       125,000  Pittsburg Infrastructure Financing Authority,
                Series B                                            6.000      09/02/2024        09/02/2010 A              127,793
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Placentia Public Financing Authority                5.450      09/01/2015        09/01/2006 A               10,213
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Placer County Community Facilities District         6.500      09/01/2026        09/01/2010 A               10,694
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Placer County COP
                (Administrative & Emergency Service)                5.650      06/01/2024        06/01/2007 A               20,721
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Pleasant Hill Special Tax Downtown
                Community Facilities District No. 1                 5.875      09/01/2025        09/01/2012 A               10,152
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Port of Oakland, Series G 1                         5.375      11/01/2025        11/01/2007 A              103,314
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Port of Oakland, Series J                           5.500      11/01/2026        11/01/2007 A               15,541
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Port Redwood City GO 1                              5.400      06/01/2019        06/01/2011 A              102,593
----------------------------------------------------------------------------------------------------------------------------------
       250,000  Poway Hsg. (Poinsetta Mobile Home Park) 1           5.000      05/01/2023        05/01/2015 A              251,125
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Poway Unified School District Special Tax
                Community Facilities District No. 10                6.100      09/01/2031        09/01/2008 A               10,352
----------------------------------------------------------------------------------------------------------------------------------
       200,000  Poway Unified School District Special Tax
                Community Facilities District No. 6                 5.600      09/01/2033        09/01/2011 A              204,176
----------------------------------------------------------------------------------------------------------------------------------
        25,000  R.E. Badger Water Facilities Financing
                Authority 1                                         5.750      10/01/2024        10/01/2007 A               25,812
----------------------------------------------------------------------------------------------------------------------------------
        60,000  Rancho Mirage Joint Powers Financing
                Authority (Eisenhower Medical Center) 1             5.375      07/01/2022        07/01/2007 A               61,929
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Rancho Santa Fe Community Services
                District Special Tax                                6.600      09/01/2020        09/01/2010 A               10,622
----------------------------------------------------------------------------------------------------------------------------------
       440,000  Rancho Santa Fe Community Services
                District Special Tax 1                              6.700      09/01/2030        09/01/2010 A              465,414
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Redlands Community Facilities District              5.850      09/01/2033        09/01/2012 A               10,381


             41 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON       MATURITY        (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      100,000  Redwood City Special Tax                            5.750%      09/01/2027       09/01/2011 A        $     103,257
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Reedley COP (Sierra View Homes) 1                   5.850       03/01/2021       09/01/2006 A               51,082
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Rialto Special Tax Community Facilities
                District No. 2006-1 7                               5.000       09/01/2016       09/01/2016                 50,491
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Rialto Special Tax Community Facilities
                District No. 2006-1 7                               5.050       09/01/2017       09/01/2016 A               25,182
----------------------------------------------------------------------------------------------------------------------------------
        65,000  Rialto Special Tax Community Facilities
                District No. 2006-1 7                               5.125       09/01/2018       09/01/2016 A               65,583
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Rialto Special Tax Community Facilities
                District No. 2006-1 7                               5.200       09/01/2019       09/01/2016 A              100,894
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Rialto Special Tax Community Facilities
                District No. 2006-1 7                               5.250       09/01/2020       09/01/2016 A              100,970
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Rialto Special Tax Community Facilities
                District No. 2006-1 7                               5.250       09/01/2021       09/01/2016 A               50,329
----------------------------------------------------------------------------------------------------------------------------------
       110,000  Richmond Joint Powers Financing Authority 3         6.600       09/01/2016       09/01/2008 A              112,380
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Rio School District COP                             5.700       09/01/2028       09/01/2006 A               15,296
----------------------------------------------------------------------------------------------------------------------------------
        85,000  River Highlands Community Services District         7.750       09/02/2020       09/02/2006 A               86,018
----------------------------------------------------------------------------------------------------------------------------------
        20,000  River Highlands Community Services District         8.125       09/02/2020       03/02/2007 A               20,046
----------------------------------------------------------------------------------------------------------------------------------
        80,000  River Islands Public Financing Authority            6.000       09/01/2027       09/01/2010 A               82,873
----------------------------------------------------------------------------------------------------------------------------------
       100,000  River Islands Public Financing Authority            6.150       09/01/2035       09/01/2008 B              103,386
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Riverside County Community Facilities
                District                                            6.000       09/01/2030       09/01/2014 A               15,457
----------------------------------------------------------------------------------------------------------------------------------
       250,000  Riverside County Community Facilities
                District Special Tax No. 87-1                       5.000       09/01/2012       09/01/2012                251,355
----------------------------------------------------------------------------------------------------------------------------------
       150,000  Riverside County Community Facilities
                District Special Tax No. 87-1                       5.100       09/01/2013       09/01/2013                150,870
----------------------------------------------------------------------------------------------------------------------------------
       215,000  Riverside County Community Facilities
                District Special Tax No. 87-1                       5.150       09/01/2014       09/01/2014                216,133
----------------------------------------------------------------------------------------------------------------------------------
       385,000  Riverside County Community Facilities
                District Special Tax No. 87-1                       5.200       09/01/2015       09/01/2015                387,503
----------------------------------------------------------------------------------------------------------------------------------
       225,000  Riverside County Community Facilities
                District Special Tax No. 87-1                       5.250       09/01/2016       09/01/2016                227,360
----------------------------------------------------------------------------------------------------------------------------------
     1,255,000  Riverside County Community Facilities
                District Special Tax No. 87-1 1                     5.500       09/01/2020       09/01/2016 A            1,262,179
----------------------------------------------------------------------------------------------------------------------------------
       335,000  Riverside County Community Facilities
                District Special Tax No. 88-8                       4.950       09/01/2008       09/01/2008                335,342
----------------------------------------------------------------------------------------------------------------------------------
       370,000  Riverside County Community Facilities
                District Special Tax No. 88-8                       5.150       09/01/2010       09/01/2010                371,021
----------------------------------------------------------------------------------------------------------------------------------
       200,000  Riverside County Community Facilities
                District Special Tax No. 88-8                       5.300       09/01/2011       09/01/2011                200,830
----------------------------------------------------------------------------------------------------------------------------------
       210,000  Riverside County Community Facilities
                District Special Tax No. 88-8                       5.350       09/01/2012       09/01/2012                211,016


             42 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON       MATURITY        (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      430,000  Riverside County Community Facilities
                District Special Tax No. 88-8                       5.400%      09/01/2013       09/01/2013          $     433,376
----------------------------------------------------------------------------------------------------------------------------------
       450,000  Riverside County Community Facilities
                District Special Tax No. 88-8                       5.450       09/01/2014       09/01/2014                453,047
----------------------------------------------------------------------------------------------------------------------------------
       475,000  Riverside County Community Facilities
                District Special Tax No. 88-8 1                     5.500       09/01/2015       09/01/2015                478,862
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Riverside County Public Financing Authority
                (Menifee Village)                                   7.150       09/01/2011       09/01/2006 A               10,119
----------------------------------------------------------------------------------------------------------------------------------
       505,000  Riverside County Public Financing
                Authority COP 1                                     5.750       05/15/2019       05/15/2009 A              521,342
----------------------------------------------------------------------------------------------------------------------------------
       675,000  Riverside County Public Financing
                Authority Improvement Bond Act 1915
                (Rancho Village) 1                                  6.250       09/02/2013       08/12/2010 C              707,738
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Riverside Improvement Bond Act 1915
                (Sycamore Canyon Assessment District)               8.500       09/02/2012       09/02/2006 A               20,061
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Riverside Multifamily Hsg. (Olive Grove)            5.750       09/01/2025       12/01/2006 A               20,017
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Riverside Unified School District                   5.000       02/01/2027       02/01/2013 A               10,299
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Riverside Unified School District                   5.350       09/01/2024       09/01/2014 A              100,531
----------------------------------------------------------------------------------------------------------------------------------
        90,000  Riverside Unified School District                   5.450       09/01/2025       09/01/2014 A               92,391
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Riverside Unified School District                   5.500       09/01/2034       09/01/2014 A              102,007
----------------------------------------------------------------------------------------------------------------------------------
        80,000  Riverside Unified School District                   5.700       09/01/2034       09/01/2014 A               82,416
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Riverside Unified School District                   6.200       09/01/2030       09/01/2011 A               10,328
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Rocklin Redevel. Agency, Series B                   5.500       09/01/2031       09/01/2011 A               51,322
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Rocklin Unified School District                     5.750       09/01/2018       09/01/2006 A              102,150
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Romoland School District                            6.375       09/01/2033       09/01/2006 A               51,070
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Romoland School District Special Tax                6.375       09/01/2033       09/01/2006 A               51,070
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Romoland School District Special Tax
                Community Facilities District No. 01-1              6.000       09/01/2033       09/01/2006 A               25,533
----------------------------------------------------------------------------------------------------------------------------------
       420,000  Rosemead Redevel. Agency 1                          5.600       10/01/2033       10/01/2006 A              420,202
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Roseville Special Tax                               6.000       09/01/2031       09/01/2011 A               10,502
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Roseville Special Tax (Stoneridge)                  6.000       09/01/2020       09/01/2013 A               21,235
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Sacramento City Financing Authority
                (Convention Center Hotel) 1                         6.250       01/01/2030       07/01/2011 A              104,788
----------------------------------------------------------------------------------------------------------------------------------
       220,000  Sacramento Cogeneration Authority 1                 5.200       07/01/2021       01/01/2007 A              220,216
----------------------------------------------------------------------------------------------------------------------------------
        40,000  Sacramento County Airport System                    5.750       07/01/2024       01/01/2007 A               40,065
----------------------------------------------------------------------------------------------------------------------------------
     5,000,000  Sacramento County Airport System, Series B          5.000       07/01/2026       07/01/2010 A            5,094,850
----------------------------------------------------------------------------------------------------------------------------------
         5,000  Sacramento County Airport System, Series B          5.750       07/01/2024       01/01/2007 A                5,008
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Sacramento County COP                               5.375       02/01/2019       02/01/2007 A               25,711
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Sacramento County COP                               5.375       02/01/2019       02/01/2007 A               25,686
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Sacramento Improvement Bond Act 1915
                (Citywide Landscaping & Lighting)                   5.500       09/02/2016       09/02/2006 A               10,214


             43 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON       MATURITY        (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       15,000  Sacramento Improvement Bond Act 1915
                (Willowcreek II)                                    6.350%     09/02/2011        09/02/2006 A        $      15,479
----------------------------------------------------------------------------------------------------------------------------------
        60,000  Sacramento Improvement Bond Act 1915
                (Willowcreek II)                                    6.700      09/02/2022        09/02/2006 A               61,936
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Sacramento Municipal Utility District 1             5.125      07/01/2022        07/01/2007 A               15,434
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Sacramento Special Tax
                (Community Facilities District No. 97-1)            5.700      12/01/2020        12/01/2009 A               10,102
----------------------------------------------------------------------------------------------------------------------------------
        30,000  Sacramento Special Tax
                (North Natomas Community Facilities)                6.300      09/01/2026        03/01/2010 A               31,504
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Saddleback Community College District 1             5.500      06/01/2021        12/01/2006 A              102,126
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Saddleback Valley Unified School District           7.200      12/01/2011        12/01/2006 A               15,123
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Salinas Improvement Bond Act 1915                   5.450      09/02/2013        09/02/2006 A              102,947
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Salinas Improvement Bond Act 1915
                (Bella Vista)                                       5.500      09/02/2013        09/02/2006 A               51,521
----------------------------------------------------------------------------------------------------------------------------------
        85,000  Salinas Redevel. Agency Tax Allocation
                (Central City Revitalization)                       5.500      11/01/2023        11/01/2008 A               87,018
----------------------------------------------------------------------------------------------------------------------------------
       335,000  San Bernardino County COP
                (Medical Center Financing) 1                        5.000      08/01/2026        08/01/2006 A              335,057
----------------------------------------------------------------------------------------------------------------------------------
       105,000  San Bernardino County COP
                (Medical Center Financing) 1                        5.000      08/01/2028        08/01/2006 A              107,080
----------------------------------------------------------------------------------------------------------------------------------
       100,000  San Bernardino County COP
                (Medical Center Financing) 1                        5.250      08/01/2016        08/01/2006 A              102,101
----------------------------------------------------------------------------------------------------------------------------------
        50,000  San Bernardino County COP
                (Medical Center Financing) 1                        5.500      08/01/2019        08/01/2006 A               50,039
----------------------------------------------------------------------------------------------------------------------------------
       285,000  San Bernardino County COP
                (Medical Center Financing) 1                        5.500      08/01/2024        08/01/2006 A              285,197
----------------------------------------------------------------------------------------------------------------------------------
        75,000  San Bernardino Joint Powers Financing
                Authority (California Dept.
                of Transportation Lease) 1                          5.500      12/01/2020        12/01/2007 A               75,733
----------------------------------------------------------------------------------------------------------------------------------
        25,000  San Bernardino Joint Powers Financing
                Authority (California Dept.
                of Transportation Lease)                            5.500      12/01/2020        12/01/2006 A               25,533
----------------------------------------------------------------------------------------------------------------------------------
       150,000  San Bernardino Joint Powers Financing
                Authority (Tax Allocation) 3                        6.625      04/01/2026        04/01/2012 A              162,705
----------------------------------------------------------------------------------------------------------------------------------
        15,000  San Bernardino Redevel. Agency
                (Ramona Senior Complex)                             7.875      07/01/2025        07/01/2007 A               15,124
----------------------------------------------------------------------------------------------------------------------------------
        40,000  San Buenaventura Public Facilities
                Financing Authority                                 5.750      06/01/2014        06/01/2007 A               40,645
----------------------------------------------------------------------------------------------------------------------------------
        25,000  San Clemente Improvement Bond Act 1915              6.050      09/02/2028        09/02/2006 A               25,535
----------------------------------------------------------------------------------------------------------------------------------
        25,000  San Diego COP (Balboa Park & Mission Bay)           5.600      11/01/2010        11/01/2006 A               25,082
----------------------------------------------------------------------------------------------------------------------------------
       220,000  San Diego COP (Balboa Park & Mission Bay) 1         5.600      11/01/2010        11/01/2006 A              224,618
----------------------------------------------------------------------------------------------------------------------------------
        35,000  San Diego COP (Balboa Park & Mission Bay)           5.800      11/01/2016        11/01/2006 A               35,106
----------------------------------------------------------------------------------------------------------------------------------
       105,000  San Diego COP (Balboa Park & Mission Bay) 1         6.000      11/01/2019        11/01/2006 A              105,344


             44 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON       MATURITY        (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       95,000  San Diego COP (San Diego Hospital Assoc./
                Sharp Memorial Hospital Obligated Group)            5.000%     08/15/2018        08/15/2010 A        $      98,340
----------------------------------------------------------------------------------------------------------------------------------
        20,000  San Diego County COP (San Diego Hospital
                Assoc./Sharp Memorial Hospital)                     5.000      08/15/2028        08/15/2010 A               20,365
----------------------------------------------------------------------------------------------------------------------------------
        20,000  San Diego County Hsg.
                (Orange Glen Apartments) 1                          6.150      08/01/2020        08/01/2006 A               20,222
----------------------------------------------------------------------------------------------------------------------------------
       275,000  San Diego Industrial Devel.
                (San Diego Gas & Electric Company) 1                5.900      06/01/2018        12/01/2006 A              279,593
----------------------------------------------------------------------------------------------------------------------------------
        70,000  San Diego Industrial Devel.
                (San Diego Gas & Electric Company) 1                5.900      09/01/2018        09/01/2006 A               70,485
----------------------------------------------------------------------------------------------------------------------------------
     1,165,000  San Diego Industrial Devel.
                (San Diego Gas & Electric Company)                  5.900      09/01/2018        09/01/2006 A            1,166,491
----------------------------------------------------------------------------------------------------------------------------------
        15,000  San Diego Industrial Devel.
                (San Diego Gas & Electric Company) 1                5.900      09/01/2018        09/01/2006 A               15,021
----------------------------------------------------------------------------------------------------------------------------------
       390,000  San Diego Industrial Devel.
                (San Diego Gas & Electric Company) 1                5.900      09/01/2018        09/01/2006 A              390,554
----------------------------------------------------------------------------------------------------------------------------------
        50,000  San Diego Mtg. (Mariners Cove) 1                    5.800      09/01/2015        09/01/2006 A               50,058
----------------------------------------------------------------------------------------------------------------------------------
        30,000  San Diego Open Space Park Facilities
                District No.1                                       5.750      01/01/2007        01/01/2007 A               30,046
----------------------------------------------------------------------------------------------------------------------------------
        65,000  San Diego Public Facilities Financing Authority 1   5.000      05/15/2015        11/15/2006 A               65,612
----------------------------------------------------------------------------------------------------------------------------------
       545,000  San Diego Public Facilities Financing Authority 1   5.000      05/15/2020        11/15/2006 A              548,156
----------------------------------------------------------------------------------------------------------------------------------
       490,000  San Diego Public Facilities Financing Authority 1   5.000      05/15/2025        11/15/2006 A              492,832
----------------------------------------------------------------------------------------------------------------------------------
        90,000  San Diego Public Facilities Financing Authority 1   5.250      05/15/2020        11/15/2006 A               90,045
----------------------------------------------------------------------------------------------------------------------------------
       165,000  San Diego Sewer 1                                   5.000      05/15/2023        11/15/2006 A              165,132
----------------------------------------------------------------------------------------------------------------------------------
       120,000  San Diego Sewer, Series A 1                         5.000      05/15/2013        11/15/2006 A              120,110
----------------------------------------------------------------------------------------------------------------------------------
       580,000  San Diego Sewer, Series A 1                         5.250      05/15/2020        11/15/2006 A              581,067
----------------------------------------------------------------------------------------------------------------------------------
       115,000  San Francisco Bay Area Rapid Transit District       5.000      07/01/2028        07/01/2008 A              117,247
----------------------------------------------------------------------------------------------------------------------------------
        10,000  San Francisco Building Authority
                (San Francisco Civic Center Complex)                5.250      12/01/2021        12/01/2006 A               10,252
----------------------------------------------------------------------------------------------------------------------------------
        25,000  San Francisco City & County
                (Educational Facilities Community College)          5.500      06/15/2013        06/15/2007 A               25,844
----------------------------------------------------------------------------------------------------------------------------------
        30,000  San Francisco City & County
                (Golden Gate Park Improvements)                     5.000      06/15/2011        12/15/2006 A               30,292
----------------------------------------------------------------------------------------------------------------------------------
        40,000  San Francisco City & County
                Airports Commission 1                               4.800      05/01/2014        01/01/2010 A               40,783
----------------------------------------------------------------------------------------------------------------------------------
        30,000  San Francisco City & County
                Airports Commission                                 4.900      05/01/2016        01/01/2010 A               30,572
----------------------------------------------------------------------------------------------------------------------------------
        55,000  San Francisco City & County
                Airports Commission 1                               5.000      05/01/2017        05/01/2009 A               56,467
----------------------------------------------------------------------------------------------------------------------------------
        30,000  San Francisco City & County
                Airports Commission                                 5.000      05/01/2019        05/01/2008 A               30,584
----------------------------------------------------------------------------------------------------------------------------------
        75,000  San Francisco City & County
                Airports Commission 1                               5.000      05/01/2019        01/01/2010 A               76,304


             45 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON       MATURITY        (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       70,000  San Francisco City & County
                Airports Commission 1                               5.000%     05/01/2021        01/01/2010 A        $      71,017
----------------------------------------------------------------------------------------------------------------------------------
        90,000  San Francisco City & County
                Airports Commission 1                               5.000      05/01/2022        01/01/2010 A               91,222
----------------------------------------------------------------------------------------------------------------------------------
        45,000  San Francisco City & County
                Airports Commission                                 5.000      05/01/2022        05/01/2008 A               45,665
----------------------------------------------------------------------------------------------------------------------------------
        10,000  San Francisco City & County
                Airports Commission                                 5.000      05/01/2023        05/01/2009 A               25,415
----------------------------------------------------------------------------------------------------------------------------------
       160,000  San Francisco City & County
                Airports Commission 1                               5.000      05/01/2025        01/01/2010 A              161,618
----------------------------------------------------------------------------------------------------------------------------------
       120,000  San Francisco City & County
                Airports Commission 1                               5.000      05/01/2028        01/01/2010 A              120,875
----------------------------------------------------------------------------------------------------------------------------------
        30,000  San Francisco City & County
                Airports Commission                                 5.125      05/01/2021        05/01/2011 A               30,924
----------------------------------------------------------------------------------------------------------------------------------
        85,000  San Francisco City & County
                Airports Commission 1                               5.500      05/01/2015        05/01/2008 A               87,783
----------------------------------------------------------------------------------------------------------------------------------
        25,000  San Francisco City & County
                Airports Commission                                 5.500      05/01/2016        05/01/2012 A               26,532
----------------------------------------------------------------------------------------------------------------------------------
        35,000  San Francisco City & County
                Airports Commission 1                               5.500      05/01/2024        05/01/2010 A               36,892
----------------------------------------------------------------------------------------------------------------------------------
        45,000  San Francisco City & County
                Airports Commission                                 5.625      05/01/2010        11/01/2006 A               45,503
----------------------------------------------------------------------------------------------------------------------------------
       175,000  San Francisco City & County
                Airports Commission (SFO Fuel Company) 1            5.125      01/01/2017        01/01/2008 A              178,593
----------------------------------------------------------------------------------------------------------------------------------
        20,000  San Francisco City & County COP
                (77th Street Property)                              5.300      09/01/2022        09/01/2007 A               20,658
----------------------------------------------------------------------------------------------------------------------------------
        50,000  San Francisco City & County COP
                (San Bruno Jail)                                    5.250      10/01/2026        10/01/2008 A               51,908
----------------------------------------------------------------------------------------------------------------------------------
     2,000,000  San Francisco City & County COP
                (San Bruno Jail) 1                                  5.250      10/01/2033        10/01/2008 A            2,078,620
----------------------------------------------------------------------------------------------------------------------------------
        45,000  San Francisco City & County
                Improvement Bond Act 1915                           6.850      09/02/2026        09/02/2006 A               46,407
----------------------------------------------------------------------------------------------------------------------------------
       115,000  San Francisco City & County
                Public Utilities Commission                         5.000      11/01/2026        11/01/2006 A              117,105
----------------------------------------------------------------------------------------------------------------------------------
        25,000  San Francisco City & County
                Public Utilities Commission                         5.000      11/01/2026        11/01/2006 A               25,458
----------------------------------------------------------------------------------------------------------------------------------
       115,000  San Francisco City & County
                Redevel. Agency                                     6.750      07/01/2025        01/01/2007 A              116,726
----------------------------------------------------------------------------------------------------------------------------------
        10,000  San Francisco City & County
                Redevel. Agency (FHA Insured-Section 8)             6.850      07/01/2024        01/01/2007 A               10,125
----------------------------------------------------------------------------------------------------------------------------------
        65,000  San Francisco City & County
                Redevel. Agency (South Beach)                       5.700      03/01/2029        09/01/2006 A               65,043
----------------------------------------------------------------------------------------------------------------------------------
        20,000  San Francisco City & County
                Redevel. Financing Authority                        4.800      08/01/2016        08/01/2016                 20,015


             46 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON       MATURITY        (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      100,000  San Francisco City & County Redevel.
                Financing Authority                                 5.000%     08/01/2018        08/01/2006 A        $     100,080
----------------------------------------------------------------------------------------------------------------------------------
       125,000  San Francisco City & County Redevel.
                Financing Authority                                 5.000      08/01/2022        08/01/2016 A              125,091
----------------------------------------------------------------------------------------------------------------------------------
        25,000  San Joaquin County Community Facilities
                District Special Tax (Delta Farms)                  6.125      09/01/2024        09/01/2006 A               25,761
----------------------------------------------------------------------------------------------------------------------------------
       115,000  San Joaquin Hills Transportation
                Corridor Agency                                     5.375      01/15/2029        01/15/2007 A              117,914
----------------------------------------------------------------------------------------------------------------------------------
       275,000  San Jose Finance Authority, Series B 1              5.625      11/15/2018        11/15/2006 A              275,399
----------------------------------------------------------------------------------------------------------------------------------
        50,000  San Jose Improvement Bond Act 1915                  5.750      09/02/2019        09/02/2006 A               51,525
----------------------------------------------------------------------------------------------------------------------------------
        30,000  San Jose Mulitfamily Hsg.
                (El Parador Apartments) 1                           6.100      01/01/2031        01/01/2013 A               31,859
----------------------------------------------------------------------------------------------------------------------------------
       285,000  San Jose Multifamily Hsg.
                (Almaden Senior Hsg. Partners) 1                    5.350      07/15/2034        07/01/2014 C              295,400
----------------------------------------------------------------------------------------------------------------------------------
       125,000  San Jose Redevel. Agency                            4.750      08/01/2024        02/01/2007 A              125,011
----------------------------------------------------------------------------------------------------------------------------------
        15,000  San Jose Redevel. Agency                            5.000      08/01/2021        08/01/2006 A               15,011
----------------------------------------------------------------------------------------------------------------------------------
         5,000  San Jose Redevel. Agency                            5.500      08/01/2016        08/01/2007 A                5,180
----------------------------------------------------------------------------------------------------------------------------------
        20,000  San Jose Redevel. Agency 1                          5.750      08/01/2017        08/01/2007 A               20,735
----------------------------------------------------------------------------------------------------------------------------------
         5,000  San Jose Redevel. Agency Tax Allocation             5.250      08/01/2029        08/01/2008 A                5,107
----------------------------------------------------------------------------------------------------------------------------------
       190,000  San Leandro Community Facilities
                District No. 1 Special Tax                          6.400      09/01/2019        09/01/2008 A              199,511
----------------------------------------------------------------------------------------------------------------------------------
        25,000  San Marcos Public Facilities Authority,
                Series A                                            6.250      09/01/2024        09/01/2008 A               26,048
----------------------------------------------------------------------------------------------------------------------------------
     1,045,000  San Marcos Special Tax                              5.900      09/01/2028        03/01/2012 A            1,089,036
----------------------------------------------------------------------------------------------------------------------------------
     1,665,000  San Marcos Special Tax                              5.950      09/01/2035        03/01/2012 A            1,726,255
----------------------------------------------------------------------------------------------------------------------------------
        15,000  San Pablo Redevel. Agency                           5.250      12/01/2016        12/01/2006 A               15,072
----------------------------------------------------------------------------------------------------------------------------------
        15,000  San Pablo Redevel. Agency                           6.000      12/01/2017        12/01/2006 A               15,111
----------------------------------------------------------------------------------------------------------------------------------
        70,000  San Pablo Redevel. Agency
                (Tax Allocation-Merged Project Area)                5.250      12/01/2023        12/01/2006 A               70,294
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Sanger Public Financing Authority, Series A         7.125      08/01/2009        08/01/2006 A               10,023
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Sanger Public Financing Authority, Series A         7.250      06/01/2015        08/01/2006 A               15,024
----------------------------------------------------------------------------------------------------------------------------------
        35,000  Santa Barbara COP (Fact Retirement Services) 1      5.750      08/01/2020        08/01/2006 A               35,755
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Santa Barbara Redevel. Agency (Central City)        6.000      03/01/2008        05/07/2007 B               51,283
----------------------------------------------------------------------------------------------------------------------------------
        70,000  Santa Clara County Financing Authority 1            5.000      11/15/2022        11/15/2007 A               71,981
----------------------------------------------------------------------------------------------------------------------------------
        80,000  Santa Clara County Hsg. Authority
                (Rivertown Apartments) 1                            5.700      08/01/2021        02/01/2013 A               84,121
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Santa Clara Unified School District                 5.000      08/01/2022        08/01/2007 A               25,428
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Santa Margarita Water District Special
                Tax Community Facilities District No. 99-1          6.200      09/01/2020        09/01/2009 A               26,697
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Santa Nella County Water District                   6.250      09/02/2028        09/02/2010 A               15,348
----------------------------------------------------------------------------------------------------------------------------------
       175,000  Santa Rosa Improvement Bond Act 1915                5.700      09/02/2019        09/02/2006 A              180,304
----------------------------------------------------------------------------------------------------------------------------------
        40,000  Santa Rosa Improvement Bond Act 1915                5.750      09/02/2020        09/02/2006 A               40,814


             47 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON       MATURITY        (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       20,000  Santa Rosa Improvement Bond Act 1915
                (Nielson Ranch)                                     6.700%      09/02/2022       09/02/2006 A        $      20,618
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Santa Rosa Wastewater                               5.000       09/01/2022       09/01/2006 A               15,236
----------------------------------------------------------------------------------------------------------------------------------
       980,000  Santaluz Special Tax Community
                Facilities District No. 2                           6.375       09/01/2030       09/01/2007 A            1,000,766
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Sausalito School District COP                       5.650       04/01/2008       10/01/2006 A               50,163
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Sausalito School District COP                       5.750       04/01/2009       10/01/2006 A               50,165
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Scotts Valley Special Tax                           5.200       09/01/2028       09/01/2006 A               15,162
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Sequoia Hospital District                           5.375       08/15/2023       08/15/2006 A               15,379
----------------------------------------------------------------------------------------------------------------------------------
       110,000  Shafter Community Devel. Agency
                Tax Allocation                                      5.000       11/01/2013       11/01/2013                110,490
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Shafter Community Devel. Agency
                Tax Allocation                                      5.250       11/01/2017       11/01/2016 A              100,582
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Shafter Community Devel. Agency
                Tax Allocation                                      5.300       11/01/2018       11/01/2016 A              100,581
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Shafter Community Devel. Agency
                Tax Allocation                                      5.350       11/01/2019       11/01/2016 A              100,501
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Shafter Community Devel. Agency
                Tax Allocation                                      5.375       11/01/2020       11/01/2016 A              100,775
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Signal Hill Redevel. Agency                         5.250       10/01/2023       10/01/2006 A               25,276
----------------------------------------------------------------------------------------------------------------------------------
     5,525,000  Simi Valley Unified School District Floaters 3      3.640 6     08/01/2030       08/03/2006 D            5,525,000
----------------------------------------------------------------------------------------------------------------------------------
        75,000  Solana Beach Community Facilities District          5.200       09/01/2009       09/01/2006 A               76,344
----------------------------------------------------------------------------------------------------------------------------------
        80,000  Solana Beach Community Facilities District          5.300       09/01/2010       09/01/2006 A               81,271
----------------------------------------------------------------------------------------------------------------------------------
        20,000  South Tahoe Redevel. Agency                         6.700       10/01/2031       10/01/2013 A               21,290
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Southern CA Public Power Authority 1                5.000       07/01/2015       01/01/2007 A            1,000,990
----------------------------------------------------------------------------------------------------------------------------------
         5,000  Southern CA Public Power Authority                  5.500       07/01/2020       01/01/2007 A                5,005
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Southern CA Public Power Authority
                Linked SAVRS & RIBS                                 6.000       07/01/2012       01/01/2007 A              100,145
----------------------------------------------------------------------------------------------------------------------------------
        40,000  Southern CA Tobacco Securitization
                Authority (TASC)                                    5.250       06/01/2027       12/08/2007 C               42,996
----------------------------------------------------------------------------------------------------------------------------------
       110,000  Stanislaus County COP 1                             5.250       05/01/2018       11/01/2006 A              112,510
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Stockton Community Facilities District              5.550       08/01/2014       08/01/2008 A               25,169
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Stockton Community Facilities District              6.750       08/01/2010       08/01/2006 A               25,296
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Stockton COP                                        5.200       09/01/2029       09/01/2008 A               20,674
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Stockton Health Facilities
                (Dameron Hospital Assoc.)                           5.700       12/01/2014       12/01/2007 A               25,869
----------------------------------------------------------------------------------------------------------------------------------
        55,000  Stockton Public Financing Authority, Series B       6.350       09/02/2010       09/02/2006 A               58,158
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Stockton Public Financing Authority, Series B       6.700       09/02/2016       09/02/2006 A               10,424
----------------------------------------------------------------------------------------------------------------------------------
        30,000  Stockton Unified School District 1                  5.450       02/01/2015       02/01/2007 A               30,537
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Susanville COP 3                                    6.000       05/01/2011       11/01/2006 A               25,523
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Susanville Public Facilities COP 3                  5.750       05/01/2011       11/01/2006 A               51,036
----------------------------------------------------------------------------------------------------------------------------------
        60,000  Susanville Public Financing Authority               5.500       09/01/2027       09/01/2014 A               62,572


             48 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON       MATURITY        (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      750,000  Tejon Ranch Public Facilities Finance
                Authority Special Tax
                (Community Facilities District No. 1)               7.200%     09/01/2030        09/01/2006 A        $     774,053
----------------------------------------------------------------------------------------------------------------------------------
        40,000  Temple City Unified School District                 5.000      08/01/2023        08/01/2008 A               41,053
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Torrance Redevel. Agency
                (Downtown Redevel.)                                 5.550      09/01/2018        09/01/2008 A               20,601
----------------------------------------------------------------------------------------------------------------------------------
       800,000  Tracy Area Public Facilities Financing Agency 1     5.875      10/01/2013        10/01/2006 A              836,448
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Tracy Community Facilities District                 5.400      09/01/2015        09/01/2012 A               51,014
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Tracy Community Facilities District                 6.100      09/01/2015        09/02/2006 A               51,542
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Tracy Community Facilities District                 6.500      09/01/2020        09/02/2006 A               10,310
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Tracy Community Facilities District
                (205 Parcel Glen)                                   6.250      09/01/2032        09/02/2014 A               25,760
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Tracy Community Facilities District
                (South MacArthur Area)                              6.000      09/01/2027        09/01/2006 A              103,054
----------------------------------------------------------------------------------------------------------------------------------
        30,000  Tracy Community Facilities District
                (South MacArthur Area)                              6.300      09/01/2017        09/02/2006 A               30,926
----------------------------------------------------------------------------------------------------------------------------------
        55,000  Tracy COP (Community Park & Civic Center)           6.625      03/01/2018        09/01/2006 A               55,102
----------------------------------------------------------------------------------------------------------------------------------
        35,000  Tracy Improvement Bond Act 1915                     5.700      09/02/2023        03/02/2007 A               35,100
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Tri-City Hospital District 1                        5.750      02/01/2015        08/01/2006 A               52,122
----------------------------------------------------------------------------------------------------------------------------------
     1,035,000  Tri-City Hospital District 1                        6.000      02/01/2022        08/01/2006 A            1,058,401
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Truckee-Donner Public Utility District COP          5.400      11/15/2021        11/15/2006 A               51,209
----------------------------------------------------------------------------------------------------------------------------------
        30,000  Truckee-Donner Public Utility District
                Special Tax                                         5.800      09/01/2035        09/01/2006 A               30,907
----------------------------------------------------------------------------------------------------------------------------------
       200,000  Turlock Auxiliary Organization COP
                (California Universities-Stanlius Foundation) 1     5.875      06/01/2022        12/01/2006 A              205,346
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Turlock Irrigation District, Series A 1             5.000      01/01/2026        01/01/2008 A               15,263
----------------------------------------------------------------------------------------------------------------------------------
        25,000  University of California (Research Facilities)      5.000      09/01/2024        09/01/2006 A               25,269
----------------------------------------------------------------------------------------------------------------------------------
        20,000  University of California, Series E                  5.375      09/01/2024        09/01/2007 A               20,508
----------------------------------------------------------------------------------------------------------------------------------
       210,000  Upland Community Facilities District
                Special Tax                                         5.900      09/01/2024        09/01/2013 A              220,445
----------------------------------------------------------------------------------------------------------------------------------
        85,000  Upland COP
                (San Antonio Community Hospital) 1                  5.000      01/01/2018        01/01/2007 A               85,012
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Vacaville COP                                       5.500      08/15/2027        08/15/2006 A               25,526
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Vacaville Improvement Bond Act 1915                 5.850      09/02/2016        09/02/2006 A               20,618
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Vacaville Improvement Bond Act 1915
                (Green Tree Reassessment District)                  6.300      09/02/2013        09/02/2006 A               10,313
----------------------------------------------------------------------------------------------------------------------------------
       250,000  Vacaville Public Financing Authority                5.400      09/01/2022        09/01/2006 A              251,393
----------------------------------------------------------------------------------------------------------------------------------
       110,000  Vacaville Redevel. Agency
                (Vacaville Community Hsg.)                          6.000      11/01/2024        11/01/2010 A              114,422
----------------------------------------------------------------------------------------------------------------------------------
       100,000  Val Verde Unified School District                   6.125      09/01/2034        09/01/2006 A              102,121
----------------------------------------------------------------------------------------------------------------------------------
       150,000  Vallejo COP (Marine World Foundation) 3             7.000      02/01/2017        02/01/2007 A              154,508
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Vallejo Public Financing Authority, Series A        7.500      09/01/2020        09/01/2006 A               10,019


             49 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON       MATURITY        (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       40,000  Vallejo Quadrant Improvement
                District No. 001                                    6.000%      09/01/2017       09/01/2015 A       $       42,965
----------------------------------------------------------------------------------------------------------------------------------
        30,000  Vallejo Quadrant Improvement
                District No. 001                                    6.000       09/01/2026       09/01/2013 A               31,730
----------------------------------------------------------------------------------------------------------------------------------
        40,000  Vallejo Quadrant Improvement
                District No. 001                                    6.125       09/01/2034       09/01/2015 A               42,471
----------------------------------------------------------------------------------------------------------------------------------
       355,000  Vallejo Water Improvement 1                         5.875       05/01/2026       11/01/2006 A              362,590
----------------------------------------------------------------------------------------------------------------------------------
     1,825,000  Ventura County Area Hsg. Authority
                (Mira Vista Senior Apartments) 1                    5.000       12/01/2022       12/01/2016 A            1,847,667
----------------------------------------------------------------------------------------------------------------------------------
       240,000  Ventura Port District COP                           6.375       08/01/2028       08/01/2010 A              250,111
----------------------------------------------------------------------------------------------------------------------------------
       145,000  Victor Elementary School District                   5.600       09/01/2034       09/01/2014 A              148,906
----------------------------------------------------------------------------------------------------------------------------------
         5,000  Vista Joint Powers Financing Authority              6.250       12/01/2019       12/01/2006 A                5,026
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Wasco Improvement Bond Act 1915                     8.750       09/02/2010       09/02/2006 A               20,673
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Wasco Improvement Bond Act 1915                     8.750       09/02/2013       09/02/2006 A               25,841
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Wasco Improvement Bond Act 1915                     8.800       09/02/2019       09/02/2006 A               10,030
----------------------------------------------------------------------------------------------------------------------------------
        20,000  Washington Township Hospital District 1             5.500       07/01/2009       01/01/2007 A               20,026
----------------------------------------------------------------------------------------------------------------------------------
       175,000  Washington Township Hospital District 1             5.500       07/01/2018       01/01/2007 A              175,117
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Washington Township Hospital District 1             5.500       07/01/2018       01/01/2007 A               50,065
----------------------------------------------------------------------------------------------------------------------------------
        50,000  West & Central Basin Financing Authority            5.375       08/01/2017       08/01/2007 A               51,270
----------------------------------------------------------------------------------------------------------------------------------
        25,000  West Contra Costa Unified School District           5.000       08/01/2023       08/01/2009 A               25,849
----------------------------------------------------------------------------------------------------------------------------------
        10,000  West Patterson Financing Authority
                Special Tax                                         5.850       09/01/2028       09/01/2015 A               10,551
----------------------------------------------------------------------------------------------------------------------------------
        10,000  West Patterson Financing Authority
                Special Tax                                         6.000       09/01/2019       09/01/2015 A               10,599
----------------------------------------------------------------------------------------------------------------------------------
        15,000  West Patterson Financing Authority
                Special Tax                                         6.000       09/01/2039       09/01/2015 A               15,865
----------------------------------------------------------------------------------------------------------------------------------
        75,000  West Patterson Financing Authority
                Special Tax                                         6.600       09/01/2033       03/01/2008 A               77,364
----------------------------------------------------------------------------------------------------------------------------------
        35,000  West Patterson Financing Authority
                Special Tax                                         6.750       09/01/2036       03/01/2008 A               36,117
----------------------------------------------------------------------------------------------------------------------------------
        10,000  West Patterson Financing Authority
                Special Tax Community Facilities
                District No. 2001-1-A                               6.700       09/01/2032       03/01/2007 A               10,137
----------------------------------------------------------------------------------------------------------------------------------
        50,000  West Sacramento Financing Authority
                Special Tax                                         6.100       09/01/2029       03/01/2008 A               51,710
----------------------------------------------------------------------------------------------------------------------------------
        15,000  West Sacramento Improvement
                Bond Act 1915                                       8.500       09/02/2017       11/01/2015 B               15,089
----------------------------------------------------------------------------------------------------------------------------------
        10,000  West Sacramento Special Tax
                Community Facilities District No. 11                6.400       09/01/2026       09/01/2007 A               10,446
----------------------------------------------------------------------------------------------------------------------------------
        50,000  West Sacramento Special Tax
                Community Facilities District No. 14                6.125       09/01/2021       03/01/2011 A               52,527
----------------------------------------------------------------------------------------------------------------------------------
        50,000  West Sacramento Special Tax
                Community Facilities District No. 8
                (Southport)                                         6.500       09/01/2031       09/01/2009 A               52,312


             50 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON       MATURITY        (UNAUDITED)             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      120,000  Western Hills Water District Special Tax
                (Diablo Grande Community Facilities)                6.000%     09/01/2024        09/01/2014 A        $     124,223
----------------------------------------------------------------------------------------------------------------------------------
        45,000  Western Hills Water District Special Tax
                (Diablo Grande Community Facilities)                6.875      09/01/2031        09/01/2009 A               48,124
----------------------------------------------------------------------------------------------------------------------------------
        15,000  Western Municipal Water Districts                   7.125      09/02/2014        09/02/2006 A               15,476
----------------------------------------------------------------------------------------------------------------------------------
        10,000  William S. Hart Unified School District             6.000      09/01/2027        09/01/2013 A               10,581
----------------------------------------------------------------------------------------------------------------------------------
        10,000  Woodlake Schools Finance Authority COP              5.900      02/01/2023        02/01/2007 A               10,132
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Woodland Redevel. Agency                            6.375      12/01/2026        12/01/2006 A               25,596
----------------------------------------------------------------------------------------------------------------------------------
       140,000  Y/S School Facilities Financing Authority
                (Chula Vista Elementary School)                     5.000      09/01/2015        09/01/2006 A              142,925
----------------------------------------------------------------------------------------------------------------------------------
        25,000  Yucaipa Redevel. Agency
                (Eldorado Palms Mobile Home)                        6.000      05/01/2030        05/01/2010 A               25,911
----------------------------------------------------------------------------------------------------------------------------------
        30,000  Yucaipa Special Tax Community Facilities
                District No. 98-1                                   6.000      09/01/2028        09/01/2009 A               30,809
                                                                                                                     -------------
                                                                                                                       212,193,943
----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--15.1%
       600,000  Guam Government Waterworks Authority
                & Wastewater System                                 6.000      07/01/2025        07/01/2015 A              637,608
----------------------------------------------------------------------------------------------------------------------------------
       260,000  Guam Power Authority, Series A 1                    5.250      10/01/2023        10/01/2006 A              260,359
----------------------------------------------------------------------------------------------------------------------------------
       500,000  Puerto Rico Commonwealth GO                         5.000      07/01/2029        07/01/2014 A              505,355
----------------------------------------------------------------------------------------------------------------------------------
    10,000,000  Puerto Rico Commonwealth
                Government Devel. Bank 1                            5.000      12/01/2009        12/01/2009             10,269,300
----------------------------------------------------------------------------------------------------------------------------------
       360,000  Puerto Rico Electric Power
                Authority, Series AA 1                              5.375      07/01/2027        07/01/2007 A              369,572
----------------------------------------------------------------------------------------------------------------------------------
       275,000  Puerto Rico HBFA 1                                  6.250      04/01/2029        10/01/2006 A              278,784
----------------------------------------------------------------------------------------------------------------------------------
       420,000  Puerto Rico HFC (Homeowner Mtg.) 1                  5.200      12/01/2032        12/01/2008 A              427,594
----------------------------------------------------------------------------------------------------------------------------------
     6,000,000  Puerto Rico Highway & Transportation
                Authority, Series K 1                               5.000      07/01/2021        07/01/2015 A            6,123,060
----------------------------------------------------------------------------------------------------------------------------------
       500,000  Puerto Rico Highway & Transportation
                Authority, Series K 1                               5.000      07/01/2027        07/01/2015 A              505,175
----------------------------------------------------------------------------------------------------------------------------------
       110,000  Puerto Rico IMEPCF
                (American Home Products) 1                          5.100      12/01/2018        12/01/2006 A              112,299
----------------------------------------------------------------------------------------------------------------------------------
     2,535,000  Puerto Rico ITEMECF
                (Cogeneration Facilities)                           6.625      06/01/2026        06/01/2010 A            2,759,119
----------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Puerto Rico Municipal Finance Agency,
                Series A 1                                          5.250      08/01/2023        08/01/2015 A            1,560,540
----------------------------------------------------------------------------------------------------------------------------------
        75,000  Puerto Rico Port Authority, Series D 1              6.000      07/01/2021        01/01/2007 A               75,926
----------------------------------------------------------------------------------------------------------------------------------
     1,445,000  Puerto Rico Port Authority, Series D 1              7.000      07/01/2014        01/01/2007 A            1,472,455
----------------------------------------------------------------------------------------------------------------------------------
        50,000  Puerto Rico Public Finance Corp.                    7.250      08/01/2009        08/01/2006 A               50,788
----------------------------------------------------------------------------------------------------------------------------------
     3,985,000  University of Puerto Rico, Series O 1               5.375      06/01/2030        12/01/2006 A            4,002,414
----------------------------------------------------------------------------------------------------------------------------------
       250,000  V.I. Public Finance Authority, Series A             5.250      10/01/2024        10/01/2014 A              259,135
----------------------------------------------------------------------------------------------------------------------------------
       160,000  V.I. Public Finance Authority, Series A             5.500      10/01/2022        10/01/2010 A              164,326


             51 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                  EFFECTIVE
     PRINCIPAL                                                                                    MATURITY*                  VALUE
        AMOUNT                                                     COUPON       MATURITY        (UNAUDITED)             SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$    2,500,000  V.I. Public Finance Authority, Series A             6.375%     10/01/2019        10/01/2010 A        $   2,729,673
                                                                                                                     --------------
                                                                                                                        32,563,482
                                                                                                                     --------------
Total Municipal Bonds and Notes (Cost $243,347,773)                                                                    244,757,425

-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--0.6%
-----------------------------------------------------------------------------------------------------------------------------------
     1,300,000  Government Devel. Bank for Puerto Rico,
                Series 2004 (Cost $1,300,000)                       5.000      10/23/2006        10/23/2006              1,302,366

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $244,647,773)--114.1%                                                                246,059,791
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(14.1)                                                                          (30,321,691)
                                                                                                                     --------------
NET ASSETS--100.0%                                                                                                   $ 215,738,100
                                                                                                                     ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

   A. Optional call date; corresponds to the most conservative yield calculation.

   B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

   C. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

   D. Date of mandatory put.

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. Illiquid security. The aggregate value of illiquid securities as of July 31, 2006 was $17,078,358, which represents 7.92% of the Fund's net assets. See Note 5 of accompanying Notes.

4. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of accompanying Notes.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Represents the current interest rate for a variable or increasing rate security.

7. When-issued security or forward commitment to be delivered and settled after July 31, 2006. See Note 1 of accompanying Notes.


             52 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG     Assoc. of Bay Area Governments
CALC     Community Alzheimer's Living Center
CCH      Clovis Community Hospital
CDA      Communities Devel. Authority
CHCC     Community Hospitals of Central California
COP      Certificates of Participation
CSU      California State University
CVHP     Citrus Valley Health Partners
CVMC     Citrus Valley Medical Center
FCH      Fresno Community Hospital
FH       Foothill Hospital
FHA      Federal Housing Agency
FNMA     Federal National Mortgage Assoc.
GNMA     Government National Mortgage Assoc.
GO       General Obligation
HBFA     Housing Bank and Finance Agency
HFA      Housing Finance Agency
HFC      Housing Finance Corp.
IMEPCF   Industrial, Medical and Environmental Pollution Control Facilities
INFLOS   Inverse Floating Rate Securities
ITEMECF  Industrial, Tourist, Educational, Medical and Environmental
         Community Facilities
M-S-R Modesto Irrigation District of the City of Santa Clara and the City of Redding
PARS     Periodic Auction Reset Securities
RIBS     Residual Interest Bonds
RITES    Residual Interest Tax Exempt Security
SAVRS    Select Auction Variable Rate Securities
SCH      Sierra Community Hospital
SMCH     Sierra Meadows Convalescent Hospital
TASC     Tobacco Settlement Asset-Backed Bonds
V.I.     United States Virgin Islands

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                 VALUE          PERCENT
--------------------------------------------------------------------------------
Tobacco Settlement Payments                       $ 53,497,121             21.7%
General Obligation                                  38,204,166             15.5
Special Tax                                         30,111,351             12.2
Special Assessment                                  16,746,758              6.8
Municipal Leases                                    13,457,181              5.5
Gas Utilities                                       12,422,703              5.1
Water Utilities                                     11,155,718              4.5
Marine/Aviation Facilities                          10,861,078              4.4
Multifamily Housing                                  8,037,112              3.3
Hospital/Health Care                                 7,754,448              3.2
Higher Education                                     7,703,143              3.1
Highways/Railways                                    6,771,964              2.8
Adult Living Facilities                              5,769,464              2.3
Electric Utilities                                   5,549,811              2.3
Single Family Housing                                3,713,152              1.5
Sales Tax Revenue                                    3,462,281              1.4
Not-for-Profit Organization                          2,654,481              1.1
Sewer Utilities                                      2,339,916              1.0
Manufacturing, Durable Goods                         1,429,934              0.6
Hotels, Restaurants & Leisure                        1,421,126              0.6
Commercial Banks                                     1,302,366              0.5
Resource Recovery                                      993,278              0.4
Education                                              266,085              0.1
Pollution Control                                      236,283              0.1
Manufacturing, Non-Durable Goods                       112,299              0.0
Student Loans                                           60,497              0.0
Parking Fee Revenue                                     26,075              0.0
                                                  ------------------------------
Total                                             $246,059,791            100.0%
                                                  ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             53 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

JULY 31, 2006
-----------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------
Investments, at value (cost $244,647,773)--see accompanying statement of investments   $ 246,059,791
-----------------------------------------------------------------------------------------------------
Cash                                                                                         681,517
-----------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                           5,544,963
Shares of beneficial interest sold                                                         3,815,657
Interest                                                                                   3,206,285
Other                                                                                          2,562
                                                                                       --------------
Total assets                                                                             259,310,775

-----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable on borrowings (See Note 6)                                                        42,400,000
Investments purchased (including $389,895 purchased on a when-issued basis
or forward commitment)                                                                       534,780
Shares of beneficial interest redeemed                                                       224,674
Dividends                                                                                    148,252
Interest expense                                                                             129,330
Distribution and service plan fees                                                            43,770
Shareholder communications                                                                    21,538
Transfer and shareholder servicing agent fees                                                 20,980
Trustees' compensation                                                                         7,714
Other                                                                                         41,637
                                                                                       --------------
Total liabilities                                                                         43,572,675

-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $ 215,738,100
                                                                                       ==============

-----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                             $      61,283
-----------------------------------------------------------------------------------------------------
Additional paid-in capital                                                               214,791,490
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                              (94,762)
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                (431,929)
-----------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                 1,412,018
                                                                                       --------------
NET ASSETS                                                                             $ 215,738,100
                                                                                       ==============


             54 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $161,562,386 and 45,884,637 shares of beneficial interest outstanding)                      $3.52
Maximum offering price per share (net asset value plus sales charge
of 3.50% of offering price)                                                                    $3.65
-----------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $2,517,263 and 701,014 shares of beneficial interest outstanding)                           $3.59
-----------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $51,658,451 and 14,697,509 shares of beneficial interest outstanding)                       $3.51

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             55 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED JULY 31, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                            $ 7,318,263
--------------------------------------------------------------------------------
Other income                                                                 12
                                                                    ------------
Total investment income                                               7,318,275

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                         704,638
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 258,952
Class B                                                                  19,770
Class C                                                                 392,624
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  40,217
Class B                                                                   1,690
Class C                                                                  17,139
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  23,556
Class B                                                                   1,835
Class C                                                                  17,982
--------------------------------------------------------------------------------
Interest expense                                                        791,826
--------------------------------------------------------------------------------
Trustees' compensation                                                   14,218
--------------------------------------------------------------------------------
Custodian fees and expenses                                               5,045
--------------------------------------------------------------------------------
Other                                                                   111,294
                                                                    ------------
Total expenses                                                        2,400,786
Less reduction to custodian expenses                                        (93)
Less waivers and reimbursements of expenses                            (915,067)
                                                                    ------------
Net expenses                                                          1,485,626

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 5,832,649

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------------------
Net realized loss on investments                                       (406,967)
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                   (691,224)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 4,734,458
                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             56 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                             2006               2005
--------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------
Net investment income                                                  $   5,832,649       $  1,466,950
--------------------------------------------------------------------------------------------------------
Net realized loss                                                           (406,967)            (5,629)
--------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                       (691,224)         2,261,355
                                                                       ---------------------------------
Net increase in net assets resulting from operations                       4,734,458          3,722,676

--------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                   (4,575,181)          (956,961)
Class B                                                                      (70,666)           (30,123)
Class C                                                                   (1,443,220)          (362,033)

--------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                  117,912,748         31,329,937
Class B                                                                    1,241,294            723,518
Class C                                                                   30,500,265         16,796,002

--------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------
Total increase                                                           148,299,698         51,223,016
--------------------------------------------------------------------------------------------------------
Beginning of period                                                       67,438,402         16,215,386
                                                                       ---------------------------------
End of period (including accumulated net investment income (loss)
of $(94,762) and $161,656, respectively)                               $ 215,738,100       $ 67,438,402
                                                                       =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             57 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS  For the Year Ended July 31, 2006
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
---------------------------------------------------------------------------------------
Net increase in net assets from operations                               $   4,734,458
---------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                         (247,256,918)
Proceeds from disposition of investment securities                          74,675,193
Short-term investment securities, net                                       (1,302,366)
Premium amortization                                                         1,807,895
Discount accretion                                                            (265,910)
Net realized loss on investments                                               406,967
Net change in unrealized appreciation on investments                           691,224
Increase in interest receivable                                             (1,992,545)
Increase in receivable for securities sold                                  (3,946,013)
Increase in other assets                                                          (414)
Decrease in payable for securities purchased                                (5,036,338)
Increase in payable for accrued expenses                                       188,481
                                                                         --------------
Net cash used in operating activities                                     (177,296,286)

---------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
---------------------------------------------------------------------------------------
Proceeds from bank borrowing                                               164,300,000
Payments on bank borrowing                                                (129,100,000)
Proceeds from shares sold                                                  177,648,514
Payment on shares redeemed                                                 (33,256,350)
Cash distributions paid                                                     (2,214,517)
                                                                         --------------
Net cash provided by financing activities                                  177,377,647
---------------------------------------------------------------------------------------
Net increase in cash                                                            81,361
---------------------------------------------------------------------------------------
Cash, beginning balance                                                        600,156
                                                                         --------------
Cash, ending balance                                                     $     681,517
                                                                         ==============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $3,766,602.

Cash paid for interest on bank borrowings--$686,309.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             58 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A    YEAR ENDED JULY 31,                          2006         2005       2004 1
---------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------
Net asset value, beginning of period                $   3.56      $  3.30      $  3.35
---------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .15 2        .16 2        .07
Net realized and unrealized gain (loss)                 (.03)         .25         (.06)
                                                    -----------------------------------
Total from investment operations                         .12          .41          .01
---------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.16)        (.15)        (.06)
---------------------------------------------------------------------------------------
Net asset value, end of period                      $   3.52      $  3.56      $  3.30
                                                    ===================================

---------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      3.32%       12.78%        0.21%
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $161,562      $44,554      $11,627
---------------------------------------------------------------------------------------
Average net assets (in thousands)                   $105,009      $21,877      $ 8,381
---------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                   4.19%        4.76%        4.99%
Total expenses                                          1.42%        1.66%        1.92%
Expenses after payments and waivers
and reduction to custodian expenses                     0.80%        0.80%        0.76%
---------------------------------------------------------------------------------------
Portfolio turnover rate                                   33%           4%           2%

1. For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             59 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B    YEAR ENDED JULY 31,                               2006        2005     2004 1
------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 3.63      $ 3.36      $3.35
------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .13 2       .14 2      .05
Net realized and unrealized gain (loss)                      (.04)        .26         -- 3
                                                           -------------------------------
Total from investment operations                              .09         .40        .05
------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                         (.13)       (.13)      (.04)
------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 3.59      $ 3.63      $3.36
                                                           ===============================

------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                           2.49%      12.03%      1.60%
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $2,517      $1,295      $ 510
------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $1,980      $  836      $ 297
------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                        3.49%       4.11%      3.96%
Total expenses                                               2.30%       2.86%      2.86%
Expenses after payments and waivers
and reduction to custodian expenses                          1.55%       1.55%      1.55%
------------------------------------------------------------------------------------------
Portfolio turnover rate                                        33%          4%         2%

1. For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             60 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

CLASS C    YEAR ENDED JULY 31,                       2006         2005      2004 1
------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------
Net asset value, beginning of period              $  3.56      $  3.30      $ 3.35
------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .12 2        .14 2       .05
Net realized and unrealized gain (loss)              (.04)         .25        (.06)
                                                  ----------------------------------
Total from investment operations                      .08          .39        (.01)
------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                 (.13)        (.13)       (.04)
------------------------------------------------------------------------------------
Net asset value, end of period                    $  3.51      $  3.56      $ 3.30
                                                  ==================================

------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                   2.30%       12.00%      (0.16)%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $51,659      $21,589      $4,079
------------------------------------------------------------------------------------
Average net assets (in thousands)                 $39,346      $ 9,836      $2,044
------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                3.46%        3.98%       3.92%
Total expenses                                       2.21%        2.55%       2.93%
Expenses after payments and waivers
and reduction to custodian expenses                  1.55%        1.55%       1.55%
------------------------------------------------------------------------------------
Portfolio turnover rate                                33%           4%          2%

1. For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             61 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Limited Term California Municipal Fund (the Fund) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of income exempt from federal income tax and California individual income taxes as is consistent with its investment policies and prudent investment management. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose


             62 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of July 31, 2006, the Fund had purchased $389,895 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $15,717,761 as of July 31, 2006, which represents 6.06% of the Fund's total assets.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments


             63 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                       NET UNREALIZED
                                                                         APPRECIATION
                                                                     BASED ON COST OF
                                                                       SECURITIES AND
      UNDISTRIBUTED      UNDISTRIBUTED              ACCUMULATED     OTHER INVESTMENTS
      NET INVESTMENT         LONG-TERM                     LOSS    FOR FEDERAL INCOME
      INCOME                      GAIN     CARRYFORWARD 1,2,3,4          TAX PURPOSES
      -------------------------------------------------------------------------------
      $60,930                      $--                 $431,929            $1,412,018

1. As of July 31, 2006, the Fund had $19,118 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2006, details of the capital loss carryforwards were as follows:

                   EXPIRING
                   -------------------------------
                   2013                    $17,565
                   2014                      1,553
                                           -------
                   Total                   $19,118
                                           =======

2. As of July 31, 2006, the Fund had $412,811 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2015.

3. During the fiscal year ended July 31, 2006, the Fund did not utilize any capital loss carryforward.

4. During the fiscal year ended July 31, 2005, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the years ended July 31, 2006 and July 31, 2005 was as follows:

                                         YEAR ENDED       YEAR ENDED
                                      JULY 31, 2006    JULY 31, 2005
     ---------------------------------------------------------------
     Distributions paid from:
     Exempt-interest dividends           $6,089,067       $1,349,117

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2006 are noted below. The primary difference between book


             64 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

              Federal tax cost of securities        $244,647,773
                                                    =============
              Gross unrealized appreciation         $  2,451,331
              Gross unrealized depreciation           (1,039,313)
                                                    -------------
              Net unrealized appreciation           $  1,412,018
                                                    =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended July 31, 2006, the Fund's projected benefit obligations were increased by $7,050 and no payments were made to retired trustees, resulting in an accumulated liability of $7,050 as of July 31, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.


             65 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                    YEAR ENDED JULY 31, 2006             YEAR ENDED JULY 31, 2005
                                   SHARES             AMOUNT            SHARES             AMOUNT
--------------------------------------------------------------------------------------------------
CLASS A
Sold                           38,919,816       $137,404,928        11,730,494       $ 40,958,956
Dividends and/or
distributions reinvested          826,945          2,913,454           119,522            417,556
Redeemed                       (6,361,823)       (22,405,634)       (2,871,399)       (10,046,575)
                               -------------------------------------------------------------------
Net increase                   33,384,938       $117,912,748         8,978,617       $ 31,329,937
                               ===================================================================

--------------------------------------------------------------------------------------------------
CLASS B
Sold                              421,049       $  1,516,182           257,816       $    906,437
Dividends and/or
distributions reinvested           11,689             42,026             5,781             20,386
Redeemed                          (88,484)          (316,914)          (58,443)          (203,305)
                               -------------------------------------------------------------------
Net increase                      344,254       $  1,241,294           205,154       $    723,518
                               ===================================================================

--------------------------------------------------------------------------------------------------
CLASS C
Sold                           11,449,252       $ 40,404,104         5,277,247       $ 18,364,343
Dividends and/or
distributions reinvested          230,439            811,122            59,643            206,703
Redeemed                       (3,047,285)       (10,714,961)         (508,169)        (1,775,044)
                               -------------------------------------------------------------------
Net increase                    8,632,406       $ 30,500,265         4,828,721       $ 16,796,002
                               ===================================================================


             66 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2006, were as follows:

                                            PURCHASES           SALES
              -------------------------------------------------------
              Investment securities      $146,782,768     $34,841,222

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

              FEE SCHEDULE
              --------------------------------------------
              Up to $100 million of net assets       0.50%
              Next $150 million of net assets        0.45
              Next $1.75 billion of net assets       0.40
              Over $2 billion of net assets          0.39

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2006, the Fund paid $39,641 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to


            67 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at July 31, 2006 for Class B and Class C shares were $23,989 and $620,092, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                       CLASS A         CLASS B          CLASS C
                       CLASS A      CONTINGENT      CONTINGENT       CONTINGENT
                     FRONT-END        DEFERRED        DEFERRED         DEFERRED
                 SALES CHARGES   SALES CHARGES   SALES CHARGES    SALES CHARGES
                   RETAINED BY     RETAINED BY     RETAINED BY      RETAINED BY
   YEAR ENDED      DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR
-------------------------------------------------------------------------------
July 31, 2006         $132,085          $2,364          $5,466          $37,869

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that total expenses will not exceed 0.80% for Class A shares and 1.55% for Class B and Class C shares, respectively. During the year ended July 31, 2006, the Manager waived management fees and/or reimbursed fees of the Fund in the amounts of $643,088, $14,833 and $257,146 for Class A, Class B and Class C shares, respectively. The voluntary waivers described above may be amended or withdrawn at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of July 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary


             68 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.3126% as of July 31, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

      For the year ended July 31, 2006, the average daily loan balance was $17,533,699 at an average daily interest rate of 4.373%. The Fund had borrowings outstanding of $42,400,000 at July 31, 2006 at an interest rate of 5.3126%. The Fund had gross borrowings and gross loan repayments of $164,300,000 and $129,100,000, respectively, during the year ended July 31, 2006. The maximum amount of borrowings outstanding at any month-end during the year ended July 31, 2006 was $42,400,000. The Fund paid $52,789 in fees and $686,309 in interest during the year ended July 31, 2006.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of July 31, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

--------------------------------------------------------------------------------
8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

At a meeting held on December 14, 2005, the Board of Trustees of the Fund appointed KPMG LLP as the independent registered public accounting firm to the Fund to replace the firm of Ernst & Young LLP, who were dismissed as the independent registered public accounting firm to the Fund. This change in the Fund's auditors was approved by the Fund's audit committee and ratified by the Fund's independent Trustees.


             69 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Continued

      The reports of Ernst & Young LLP on the Fund's financial statements for the fiscal year ended July 31, 2005 and for the period from February 25, 2004 (commencement of operations) to July 31, 2004 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

      During the Fund's fiscal year ended July 31, 2005 and for the period from February 25, 2004 (commencement of operations) to July 31, 2004, there were no disagreements with Ernst & Young LLP on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures which, if not resolved to the satisfaction of Ernst & Young LLP, would have caused Ernst & Young LLP to make reference to the matter in their reports.

--------------------------------------------------------------------------------
9. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


             70 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Limited Term California Municipal Fund, including the statement of investments, as of July 31, 2006, and the related statements of operations and cash flows, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended July 31, 2005 and the financial highlights for the period February 25, 2004 (commencement of operations) to July 31, 2005, were audited by another independent registered public accounting firm, whose report dated August 30, 2005, expressed an unqualified opinion theron.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Limited Term California Municipal Fund as of July 31, 2006, the results of its operations and its cash flows, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
September 14, 2006


             71 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      None of the dividends paid by the Fund during the fiscal year ended July 31, 2006 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


             72 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


             73 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE       HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                           COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                   RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,                Director of American Commercial Lines (barge company) (since January 2005); Attorney
Chairman of the Board              at Hogan & Hartson (law firm) (since June 1993); Director of Covanta Holding Corp.
of Trustees (since 2003),          (waste-to-energy company) (since 2002); Director of Weyerhaeuser Corp. (1999-April
Trustee (since 2005)               2004); Director of Caterpillar, Inc. (1993-December 2002); Director of ConAgra Foods
Age: 75                            (1993-2001); Director of Texas Instruments (1993-2001); Director of FMC Corporation
                                   (1993-2001). Oversees 43 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                   Trustee of the Committee for Economic Development (policy research foundation) (since
Trustee (since 2005)               2005); Director of ICI Education Foundation (education foundation) (since October
Age: 65                            1991); President of the Investment Company Institute (trade association) (October
                                   1991-June 2004); Director of ICI Mutual Insurance Company (insurance company)
                                   (October 1991-June 2004). Oversees 43 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                   A director or trustee of other Oppenheimer funds. Oversees 53 portfolios in the
Trustee (since 2005)               OppenheimerFunds complex.
Age: 73

PHILLIP A. GRIFFITHS,              Distinguished Presidential Fellow for International Affairs (since 2002) and Member
Trustee (since 2005)               (since 1979) of the National Academy of Sciences; Council on Foreign Relations (since
Age: 67                            2002); Director of GSI Lumonics Inc. (precision medical equipment supplier) (since
                                   2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of
                                   Science Initiative Group (since 1999); Member of the American Philosophical Society
                                   (since 1996); Trustee of Woodward Academy (since 1983); Foreign Associate of Third
                                   World Academy of Sciences; Director of the Institute for Advanced Study (1991-2004);
                                   Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke
                                   University (1983- 1991). Oversees 43 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                    Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and
Trustee (since 2005)               Senior Vice President and General Auditor of American Express Company (financial
Age: 63                            services company) (July 1998-February 2003). Oversees 43 portfolios in the
                                   OppenheimerFunds complex.

JOEL W. MOTLEY,                    Director of Columbia Equity Financial Corp. (privately-held financial adviser) (since
Trustee (since 2005)               2002); Managing Director of Carmona Motley, Inc. (privately-held financial adviser)
Age: 54                            (since January 2002); Managing Director of Carmona Motley Hoffman Inc.
                                   (privately-held financial adviser) (January 1998-December 2001); Member of the
                                   Finance and Budget Committee of the Council on Foreign Relations, the Investment
                                   Committee of the Episcopal Church of America, the Investment Committee and Board of
                                   Human Rights Watch and the Investment Committee of Historic Hudson Valley. Oversees
                                   43 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,                Director of Dominion Resources, Inc. (electric utility holding company) (February
Trustee (since 2005)               1972-October 2005); Former Director of Prime Retail, Inc. (real estate investment
Age: 79                            trust), Dominion Energy Inc. (electric power and oil & gas producer), Lumberman's
                                   Mutual Casualty Company, American Motorists Insurance Company and American
                                   Manufacturers Mutual Insurance Company; Former


             74 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

KENNETH A. RANDALL,                President and Chief Executive Officer of The Conference Board, Inc. (international
Continued                          economic and business research). Oversees 43 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,          Chairman of The Directorship Search Group, Inc. (corporate governance consulting
Trustee (since 2005)               and executive recruiting) (since 1993); Life Trustee of International House
Age: 74                            (non-profit educational organization); Founder, Chairman and Chief Executive Officer of Russell Reynolds Associates, Inc. (1969-1993); Banker at J.P. Morgan & Co.
                                   (1958-1966); 1st Lt. Strategic Air Command, U.S. Air Force (1954-1958). Oversees 43
                                   portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                  Director of the following medical device companies: Medintec (since 1992) and Cathco
Trustee (since 2004)               (since 1996); Director of Lakes Environmental Association (since 1996); Member of the
Age: 65                            Investment Committee of the Associated Jewish Charities of Baltimore (since 1994);
                                   Director of Fortis/Hartford mutual funds (1994- December 2001). Oversees 43 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                     President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2004)               company) (since 1994); Vice President, Secretary and Treasurer of Wold Trona Company,
Age: 58                            Inc. (soda ash processing and production) (since 1996); Vice President of Wold Talc
                                   Company, Inc. (talc mining) (since 1999); Managing Member of Hole-in-the-Wall Ranch
                                   (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the
                                   Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp.
                                   (electric utility) (1995-1999). Oversees 43 portfolios in the OppenheimerFunds complex.

BRIAN F. WRUBLE,                   General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995);
Trustee (since 2005)               Director of Special Value Opportunities Fund, LLC (registered investment company)
Age: 63                            (since September 2004); Member of Zurich Financial Investment Advisory Board
                                   (insurance) (since October 2004); Board of Governing Trustees of The Jackson
                                   Laboratory (non-profit) (since August 1990); Trustee of the Institute for Advanced
                                   Study (non-profit educational institute) (since May 1992); Special Limited Partner of
                                   Odyssey Investment Partners, LLC (private equity investment) (January 1999-September
                                   2004); Trustee of Research Foundation of AIMR (2000-2002) (investment research, non-profit); Governor, Jerome Levy Economics Institute of Bard College (August
                                   1990-September 2001) (economics research); Director of Ray & Berendtson, Inc. (May
                                   2000-April 2002) (executive search firm). Oversees 53 portfolios in the
                                   OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                        FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN
                                   INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN
                                   OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR
                                   REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                   OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and Director (since June 2001) and President (since
Trustee, President and             September 2000) of the Manager; President and a director or trustee of other
Principal Executive Officer        Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. ("OAC")
(since 2004)                       (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc.
Age: 57                            (holding company subsidiary of the Manager) (since July 2001); Director of
                                   OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since November 2001);
                                   Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial
                                   Services, Inc. (transfer agent sub-


             75 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY, Continued          sidiaries of the Manager) (since July 2001); President and Director of
                                   OppenheimerFunds Legacy Program (charitable trust program established by the Manager)
                                   (since July 2001); Director of the following investment advisory subsidiaries of the
                                   Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                   Corporation, Trinity Investment Management Corporation and Tremont Capital
                                   Management, Inc. (since November 2001), HarbourView Asset Management Corporation and
                                   OFI Private Investments, Inc. (since July 2001); President (since November 1, 2001)
                                   and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive
                                   Vice President of Massachusetts Mutual Life Insurance Company (OAC's parent company)
                                   (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the Investment
                                   Company Institute's Board of Governors (since October 3, 2003); Chief Operating
                                   Officer of the Manager (September 2000-June 2001); President and Trustee of MML
                                   Series Investment Fund and MassMutual Select Funds (open-end investment companies)
                                   (November 1999-November 2001); Director of C.M. Life Insurance Company (September
                                   1999-August 2000); President, Chief Executive Officer and Director of MML Bay State
                                   Life Insurance Company (September 1999-August 2000); Director of Emerald Isle Bancorp
                                   and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June
                                   1989-June 1998). Oversees 91 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                  THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MR. ZACK, TWO
THE FUND                           WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR
                                   MESSRS. VANDEHEY AND WIXTED, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924 AND
                                   FOR MESSRS. FIELDING, LOUGHRAN, COTTIER AND WILLIS, 350 LINDEN OAKS, ROCHESTER, NY
                                   14625. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION,
                                   RETIREMENT, DEATH OR REMOVAL.

RONALD H. FIELDING,                Senior Vice President of the Manager since January 1996; Chairman of the Rochester
Vice President (since 2004)        Division of the Manager since January 1996; an officer of 14 portfolios in the
Age: 57                            OppenheimerFunds complex.

DANIEL G. LOUGHRAN,                Vice President of the Manager since April 2001. An officer of 14 portfolios in the
Vice President and Portfolio       OppenheimerFunds complex.
Manager (since 2005)
Age: 42

SCOTT S. COTTIER,                  Vice President of the Manager since 2002; portfolio manager and trader at Victory
Vice President and Portfolio       Capital Management (1999-2002); an officer of 14 portfolios in the OppenheimerFunds
Manager (since 2005)               complex.
Age: 34

TROY E. WILLIS,                    Assistant Vice President of the Manager since 2005; Associate Portfolio Manager of
Vice President and Portfolio       the Manager since 2003; corporate attorney for Southern Resource Group (1999-2003).
Manager (since 2005)               An officer of 14 portfolios in the OppenheimerFunds complex.
Age: 33

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer of the Manager (since March 2004);
Vice President and Chief           Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management
Compliance Officer                 Corporation and Shareholder Services, Inc. (since June 1983). Former Vice President
(since 2004)                       and Director of Internal Audit of the Manager (1997- February 2004). An officer of 91
Age: 56                            portfolios in the OppenheimerFunds complex.


             76 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

BRIAN W. WIXTED,                   Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of
Treasurer and Principal            the following: HarbourView Asset Management Corporation, Shareholder Financial
Financial and Accounting           Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
Officer (since 2004)               Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
Age:46                             Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd.
                                   (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset
                                   Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program
                                   (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the
                                   Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March
                                   1999),Centennial Asset Management Corporation (March 1999-October 2003) and
                                   OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief Operating
                                   Officer of Bankers Trust Company-Mutual Fund Services Division (March 1995-March
                                   1999). An officer of 91 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since March 2002)
Secretary (since 2004)             of the Manager; General Counsel and Director of the Distributor (since December
Age:58                             2001); General Counsel of Centennial Asset Management Corporation (since December
                                   2001); Senior Vice President and General Counsel of HarbourView Asset Management
                                   Corporation (since December 2001); Secretary and General Counsel of OAC (since
                                   November 2001); Assistant Secretary (since September 1997) and Director (since
                                   November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                   President and Director of Oppenheimer Partnership Holdings, Inc. (since December
                                   2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001);
                                   Senior Vice President, General Counsel and Director of Shareholder Financial
                                   Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                                   President, General Counsel and Director of OFI Private Investments, Inc. and OFI
                                   Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy
                                   Program (since June 2003); Senior Vice President and General Counsel of OFI
                                   Institutional Asset Management, Inc. (since November 2001); Director of
                                   OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President (May
                                   1985-December 2003), Acting General Counsel (November 2001-February 2002) and
                                   Associate General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary
                                   of the following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder
                                   Financial Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                   International Ltd. (September 1997-November 2001). An officer of 91 portfolios in the
                                   OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


            77 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $20,000 in fiscal 2006 and no such fees in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $87,615 in fiscal 2006 and no such fees in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed $96 in fiscal 2006 and no such fees in fiscal 2005.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $96 in fiscal 2006 and no such fees in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the

Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited Term California Municipal Fund


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 09/14/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 09/14/2006


By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 09/14/2006